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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the year ended May 31, 2007. These 3 series have a May 31, fiscal year end.

Date of reporting period: May 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Market Index Funds

Evergreen

MARKET INDEX FUNDS

Annual Report
as of May 31, 2007

Evergreen Investments™
MUTUAL FUNDS

This annual report must be preceded or accompanied by a prospectus of the Evergreen funds contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, each fund's Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of each fund's proxy voting policies and procedures, as well as information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. Each fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer Subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
JULY 2007

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Market Index Funds covering the twelvemonth period ended May 31, 2007.

The domestic equity market delivered solid performance during the twelve-month period. Stock prices ascended over the fiscal year, despite some periods of short-term volatility triggered by a variety of concerns, ranging from international geopolitical tensions to worries about inflationary pressures and concerns about pockets of economic weakness. Overall, the convergence of a variety of positive factors kept investor confidence high. The economy maintained its expansion, while most corporations either attained or exceeded their profit expectations. At the same time, the U.S. Federal Reserve Board, after repeatedly hiking the fed funds rate in the preceding months, raised the key rate to 5.25% in June 2006 and then left this influential short-term interest rate unchanged for the remainder of the period, providing ample liquidity to the capital markets and encouraging the economic expansion. During the period, the domestic fixed-income markets also produced positive but more modest results, with lower-rated, higher-yielding bonds outperforming high-grade securities.

The trajectory of the economy’s growth showed clear signs of a deceleration as the fiscal year progressed. U.S. Gross Domestic Product grew by a rate of 3.3% during 2006 then decelerated to a rate of 0.7% for the first three months of 2007. Weakness in housing activity was the most visible evidence of a softening in the economy, but solid job growth, rising wages and increases in personal consumption and business investment helped sustain the positive momentum of economic activity.

During this positive period for equity investments, the manager of Evergreen’s three market index funds focused on the efficient implementation of their disciplines designed to produce results closely aligned with underlying stock market benchmarks. Evergreen Market Index Fund is designed to reflect the performance of the Standard & Poor’s 500 Index, a barometer for the broad domestic stock market. In contrast, Evergreen Market Index Growth Fund is managed to reflect the behavior of the Russell 1000 Growth Index, an index tracking the performance of larger company stocks with growth characteristics. Evergreen Market Index Value Fund, meanwhile, is based on the Russell 1000 Value Index, a benchmark for larger company stocks with value characteristics. Each portfolio is managed with a discipline that attempts to control trading and implementation costs and to reduce tracking errors. Portfolios are rebalanced periodically, consistent with changes in the underlying benchmark indexes.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

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Market Index Fund
FUND AT A GLANCE
as of May 31, 2007

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	22.78%
Since portfolio inception	14.73%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Fund Class I shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 22.78% for the twelve-month period ended May 31, 2007. During the same period, the S&P 500 returned 22.79%.

The fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

The fund performed in line with its benchmark during the twelve-month period ended May 31, 2007, consistent with the fund’s objective to replicate the performance of the index before fees and expenses. In pursuit of this objective, the portfolio manager uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. Periodic rebalancing takes place in order to reflect the frequently changing constituents of the index.

Over the twelve-month period, the large-cap stock market, on which the fund focuses exclusively, performed well above long-term historical averages, especially in the final months of the period. Continued economic growth and rising corporate profits, especially for multinationals benefiting from a weaker dollar, provided the underlying support for outstanding returns. Early in the period, the Federal Reserve Board halted its multi-year campaign of short-term interest rate increases. Long-term rates remained low throughout the fiscal year, fostering an environment characterized by share buybacks, dividend payouts, mergers and private equity takeovers. Although the housing market experienced some softening, the impacts to the general economy appeared to be less than first feared.

All ten sectors in the S&P 500 generated double-digit, positive returns for the period. Telecommunications services stocks led the market, with a return of 49.8% . By market capitalization, the largest contribution came from the financials sector, with a weighting of 21.89% of the index; followed by information technology, with a weighting of 15.06% . Although still positive, industrial stocks lagged other sectors, with a return of 16.81% . Consumer staples stocks also trailed other sectors. Within industrials, the airline group was the worst-performing industry, followed by air freight and logistics. They both experienced negative returns over the twelve-month period, pulled down by poor stock performance from companies such as Southwest Airlines Co. and United Parcel Service, Inc. Within consumer staples, food and drug retailing and food products generated the weakest performance, but they still were positive for the overall period.

Four of the top five stock performers for the fiscal year came from the consumer discretionary sector. Individual performance leaders included Goodyear Tire & Rubber Co., RadioShack Corp., Amazon.com, Inc. and Big Lots, Inc. In contrast, the worst-performing securities were largely from the information technology group. Detractors from performance included Advanced Micro Devices, Inc., JDS Uniphase Corp. and Jabil Circuit, Inc. Outside of information technology, we saw negative performance from Circuit City Stores, Inc., from the consumer discretionary sector, and Whole Foods Market, Inc., a consumer staples company.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2007, and subject to change.

Market Index Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2006	5/31/2007	Period*
Actual
Class I	$1,000.00	$1,103.07	$0.16
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$14.50	$13.81	$12.97	$11.02	$10.00

Income from investment operations
Net investment income (loss)	0.27[2]	0.27[2]	0.30	0.18	0.12
Net realized and unrealized gains or losses on
investments	2.76	0.91	0.76	1.83	0.94

Total from investment operations	3.03	1.18	1.06	2.01	1.06

Distributions to shareholders from
Net investment income	(0.30)	(0.32)	(0.20)	(0.06)	(0.04)
Net realized gains	(2.75)	(0.17)	(0.02)	0	0

Total distributions to shareholders	(3.05)	(0.49)	(0.22)	(0.06)	(0.04)

Net asset value, end of period	$14.48	$14.50	$13.81	$12.97	$11.02

Total return	22.78%	8.56%	8.24%	18.25%	10.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$558,366	$406,581	$722,863	$716,998	$477,477
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%	0.03%	0.03%	0.02%	0.02%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%	0.46%	0.46%	0.45%	0.48%[3]
Net investment income (loss)	1.93%	1.90%	2.08%	1.70%	1.84%[3]
Portfolio turnover rate	5%	6%	6%	2%	3%

1 For the period from October 15, 2002 (commencement of operations), to May 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Fund
May 31, 2007

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 10.1%
Auto Components 0.2%
Goodyear Tire & Rubber Co. * Þ	8,171	$ 289,825
Johnson Controls, Inc.	7,910	867,727

		1,157,552

Automobiles 0.4%
Ford Motor Co. Þ	76,186	635,391
General Motors Corp. Þ	22,769	682,843
Harley-Davidson, Inc.	10,368	633,381

		1,951,615

Distributors 0.1%
Genuine Parts Co.	6,863	352,209

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	5,634	270,263
H&R Block, Inc. Þ	12,975	307,378

		577,641

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	17,809	898,286
Darden Restaurants, Inc.	5,845	266,357
Harrah's Entertainment, Inc.	7,504	641,217
Hilton Hotels Corp.	15,658	556,642
International Game Technology	13,617	547,267
Marriott International, Inc., Class A	13,275	611,314
McDonald's Corp.	48,447	2,448,996
Starbucks Corp. *	30,230	870,926
Starwood Hotels & Resorts Worldwide, Inc.	8,649	623,333
Wendy's International, Inc. Þ	3,491	140,094
Wyndham Worldwide Corp. *	7,604	282,869
Yum! Brands, Inc.	10,613	718,712

		8,606,013

Household Durables 0.6%
Black & Decker Corp.	2,641	249,389
Centex Corp.	4,808	232,515
D.R. Horton, Inc. Þ	10,991	256,860
Fortune Brands, Inc.	6,137	495,747
Harman International Industries, Inc.	2,637	312,880
KB Home Þ	3,094	141,984
Leggett & Platt, Inc.	7,141	174,740
Lennar Corp., Class A	5,552	253,449
Newell Rubbermaid, Inc.	11,175	354,918
Pulte Homes, Inc.	8,554	233,438
Snap-On, Inc.	2,371	128,200
Stanley Works Þ	3,334	210,809
Whirlpool Corp. Þ	3,168	353,707

		3,398,636

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Internet & Catalog Retail 0.2%
Amazon.com, Inc. * Þ	12,520	865,633
IAC/InterActiveCorp. Þ	8,742	302,473

		1,168,106

Leisure Equipment & Products 0.2%
Brunswick Corp.	3,652	125,739
Eastman Kodak Co. Þ	11,574	293,517
Hasbro, Inc. Þ	6,475	208,171
Mattel, Inc.	15,827	443,314

		1,070,741

Media 3.4%
CBS Corp., Class B Þ	29,711	988,188
Clear Channel Communications, Inc.	19,975	767,040
Comcast Corp., Class A *	125,199	3,431,705
DIRECTV Group, Inc. *	31,184	728,458
Dow Jones & Co., Inc. Þ	2,630	140,205
E.W. Scripps Co., Class A	3,360	153,283
Gannett Co., Inc.	9,453	556,026
Interpublic Group of Cos. *	18,868	221,699
McGraw-Hill Cos.	14,288	1,004,589
Meredith Corp.	1,567	97,483
New York Times Co., Class A Þ	5,794	145,487
News Corp., Class A	94,449	2,086,378
Omnicom Group, Inc.	6,727	708,353
Time Warner, Inc.	153,599	3,282,411
Tribune Co.	7,408	238,538
Viacom, Inc., Class B *	27,863	1,251,606
Walt Disney Co.	82,461	2,922,418

		18,723,867

Multi-line Retail 1.1%
Big Lots, Inc. * Þ	4,408	138,852
Dillard's, Inc., Class A	2,451	88,971
Dollar General Corp.	12,561	271,820
Family Dollar Stores, Inc.	6,104	205,400
J.C. Penney Co., Inc. Þ	9,057	728,907
Kohl's Corp. *	13,165	991,588
Macy's, Inc.	18,502	738,785
Nordstrom, Inc.	9,209	478,224
Sears Holdings Corp. *	3,346	602,347
Target Corp.	34,575	2,158,517

		6,403,411

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	3,552	293,573
AutoNation, Inc. *	6,060	134,047
AutoZone, Inc. *	2,000	257,260
Bed, Bath & Beyond, Inc. *	11,408	463,849
Best Buy Co., Inc.	16,296	786,934
Circuit City Stores, Inc.	5,730	92,081
Gap, Inc.	21,211	392,828
Home Depot, Inc.	82,157	3,193,442
Limited Brands, Inc. Þ	13,769	361,436
Lowe's Cos.	61,301	2,011,899

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Office Depot, Inc. *	11,130	405,132
OfficeMax, Inc.	3,018	135,508
RadioShack Corp. Þ	5,483	187,190
Sherwin-Williams Co.	4,492	303,839
Staples, Inc.	28,863	723,307
Tiffany & Co.	5,449	286,454
TJX Cos.	18,320	512,410

		10,541,189

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	14,902	765,367
Jones Apparel Group, Inc.	4,367	130,049
Liz Claiborne, Inc. Þ	4,164	144,449
Nike, Inc., Class B	15,216	863,508
Polo Ralph Lauren Corp.	2,467	240,607
VF Corp.	3,625	339,952

		2,483,932

CONSUMER STAPLES 9.2%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	30,711	1,638,125
Brown-Forman Corp., Class B Þ	3,172	216,521
Coca-Cola Co.	81,088	4,296,853
Coca-Cola Enterprises, Inc.	11,204	261,613
Constellation Brands, Inc., Class A *	7,753	188,398
Molson Coors Brewing Co., Class B	1,889	172,976
Pepsi Bottling Group, Inc.	5,292	185,167
PepsiCo, Inc.	65,930	4,504,997

		11,464,650

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	18,208	1,028,206
CVS Caremark Corp.	62,003	2,389,596
Kroger Co.	28,500	864,120
Safeway, Inc.	17,733	611,434
SUPERVALU, Inc.	8,366	398,556
Sysco Corp.	24,837	822,601
Wal-Mart Stores, Inc.	98,995	4,712,162
Walgreen Co.	40,289	1,818,242
Whole Foods Market, Inc. Þ	5,659	232,585

		12,877,502

Food Products 1.4%
Archer Daniels Midland Co.	26,276	920,711
Campbell Soup Co.	8,792	349,042
ConAgra Foods, Inc.	20,336	518,568
Dean Foods Co.	5,191	170,057
General Mills, Inc.	13,894	850,869
H.J. Heinz Co.	13,077	622,204
Hershey Co. Þ	6,967	367,231
Kellogg Co.	10,093	544,820
Kraft Foods, Inc., Class A	66,014	2,233,914
McCormick & Co., Inc.	5,241	195,437
Sara Lee Corp.	29,527	528,533
Tyson Foods, Inc., Class A	10,155	226,355

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Wm. Wrigley Jr. Co. Þ		8,782	514,625

			8,042,366

Household Products 2.0%
Clorox Co.		6,089	408,815
Colgate-Palmolive Co.		20,668	1,383,929
Kimberly-Clark Corp.		18,375	1,303,890
Procter & Gamble Co.		127,023	8,072,312

			11,168,946

Personal Products 0.2%
Avon Products, Inc.		17,756	681,653
Estee Lauder Cos., Class A Þ		4,681	221,411

			903,064

Tobacco 1.2%
Altria Group, Inc.		84,481	6,006,599
Reynolds American, Inc. Þ		6,902	448,906
UST, Inc.		6,466	345,220

			6,800,725

ENERGY 10.2%
Energy Equipment & Services	1.9%
Baker Hughes, Inc.		12,892	1,063,332
BJ Services Co.		11,804	346,211
ENSCO International, Inc. Þ		6,074	367,902
Halliburton Co.		36,790	1,322,601
Nabors Industries, Ltd. *		11,211	391,712
National Oilwell Varco, Inc. *		7,077	668,423
Noble Corp.		5,414	500,200
Rowan Companies, Inc.		4,448	175,607
Schlumberger, Ltd.		47,443	3,694,386
Smith International, Inc. Þ		8,026	445,523
Transocean, Inc. *		11,794	1,158,643
Weatherford International, Ltd. *		13,613	739,730

			10,874,270

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.		18,642	925,575
Apache Corp.		13,323	1,075,832
Chesapeake Energy Corp.		16,483	574,597
Chevron Corp.		86,863	7,078,466
ConocoPhillips		66,185	5,124,705
Consol Energy, Inc.		7,348	357,039
Devon Energy Corp.		17,892	1,373,748
El Paso Corp.		28,112	479,029
EOG Resources, Inc.		9,822	755,312
Exxon Mobil Corp.		229,193	19,061,982
Hess Corp.		10,876	644,077
Marathon Oil Corp.		13,923	1,723,807
Murphy Oil Corp.		7,553	445,627
Occidental Petroleum Corp.		33,738	1,854,578
Peabody Energy Corp.		10,655	575,796
Spectra Energy Corp.		25,275	673,073
Sunoco, Inc.		4,885	389,383
Valero Energy Corp.		22,100	1,649,102

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Williams Cos.	24,067	764,368
XTO Energy, Inc.	14,812	859,244

		46,385,340

FINANCIALS 21.0%
Capital Markets 3.7%
Ameriprise Financial, Inc.	9,629	605,183
Bank of New York Co.	30,432	1,234,322
Bear Stearns Cos.	4,821	722,957
Charles Schwab Corp.	41,346	929,045
E*TRADE Financial Corp. *	17,196	411,844
Federated Investors, Inc., Class B	3,585	139,600
Franklin Resources, Inc.	6,739	914,752
Goldman Sachs Group, Inc.	16,560	3,822,379
Janus Capital Group, Inc.	7,638	211,420
Legg Mason, Inc.	5,294	534,853
Lehman Brothers Holdings, Inc.	21,178	1,554,042
Mellon Financial Corp.	16,745	725,561
Merrill Lynch & Co., Inc.	35,600	3,301,188
Morgan Stanley	42,855	3,644,389
Northern Trust Corp.	7,592	494,087
State Street Corp.	13,439	917,480
T. Rowe Price Group, Inc.	10,680	548,418

		20,711,520

Commercial Banks 3.8%
BB&T Corp.	21,818	918,756
Comerica, Inc.	6,347	398,782
Commerce Bancorp, Inc. Þ	7,549	260,591
Compass Bancshares, Inc.	5,247	367,290
Fifth Third Bancorp	22,392	948,525
First Horizon National Corp. Þ	5,045	203,263
Huntington Bancshares, Inc.	9,481	212,943
KeyCorp Þ	15,937	567,517
M&T Bank Corp.	3,093	341,560
Marshall & Ilsley Corp.	10,294	494,009
National City Corp. Þ	23,851	825,006
PNC Financial Services Group, Inc.	13,935	1,028,403
Regions Financial Corp. Þ	29,457	1,050,731
SunTrust Banks, Inc.	14,302	1,277,026
Synovus Financial Corp.	13,148	434,673
U.S. Bancorp	71,302	2,465,623
Wachovia Corp. °	76,717	4,157,294
Wells Fargo & Co.	136,009	4,908,565
Zions Bancorp	4,428	356,277

		21,216,834

Consumer Finance 0.9%
American Express Co.	47,999	3,118,975
Capital One Financial Corp.	16,529	1,318,684
SLM Corp.	16,524	928,814

		5,366,473

Diversified Financial Services 5.2%
Bank of America Corp.	180,037	9,129,676
Chicago Mercantile Exchange Holdings, Inc., Class A Þ	1,403	744,993

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

CIT Group, Inc.	7,789	466,795
Citigroup, Inc.	197,355	10,753,874
JPMorgan Chase & Co.	139,823	7,247,026
Moody's Corp.	9,417	655,894

		28,998,258

Insurance 4.7%
ACE, Ltd.	13,153	809,830
AFLAC, Inc.	19,801	1,046,681
Allstate Corp.	24,908	1,531,842
Ambac Financial Group, Inc.	4,121	369,283
American International Group, Inc.	104,729	7,576,096
AON Corp. Þ	12,011	515,512
Assurant, Inc.	4,039	240,119
Chubb Corp.	16,448	902,502
Cincinnati Financial Corp.	6,958	316,032
Genworth Financial, Inc., Class A	17,744	640,558
Hartford Financial Services Group, Inc.	12,891	1,329,964
Lincoln National Corp.	11,143	807,867
Loews Corp.	18,158	926,603
Marsh & McLennan Cos.	22,252	730,533
MBIA, Inc. Þ	5,424	360,967
MetLife, Inc.	30,299	2,060,332
Principal Financial Group, Inc.	10,784	655,667
Progressive Corp.	29,970	690,809
Prudential Financial, Inc.	18,880	1,926,138
SAFECO Corp.	4,250	266,688
Torchmark Corp.	3,945	276,584
Travelers Companies, Inc.	27,197	1,473,261
UnumProvident Corp.	13,794	366,093
XL Capital, Ltd., Class A	7,288	594,409

		26,414,370

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A	3,928	215,529
Archstone-Smith Trust	8,872	547,402
AvalonBay Communities, Inc.	3,194	416,466
Boston Properties, Inc.	4,788	553,876
Developers Diversified Realty Corp.	5,104	314,662
Equity Residential	11,836	599,730
Host Hotels & Resorts, Inc.	20,965	535,027
Kimco Realty Corp.	9,100	421,239
Plum Creek Timber Co., Inc.	7,138	298,368
ProLogis	10,315	666,968
Public Storage, Inc.	4,939	442,041
Simon Property Group, Inc.	8,920	963,182
Vornado Realty Trust	5,248	635,060

		6,609,550

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	7,519	279,857

Thrifts & Mortgage Finance 1.4%
Countrywide Financial Corp.	23,744	924,591
Fannie Mae	38,964	2,490,579
Freddie Mac	27,897	1,863,241

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Hudson City Bancorp, Inc.		19,923	262,784
MGIC Investment Corp. Þ		3,343	217,295
Sovereign Bancorp, Inc. Þ		14,537	337,840
Washington Mutual, Inc. Þ		35,789	1,564,695

			7,661,025

HEALTH CARE 11.8%
Biotechnology 1.3%
Amgen, Inc. *		46,997	2,647,341
Biogen Idec, Inc. *		13,785	719,853
Celgene Corp. *		15,199	930,787
Genzyme Corp. *		10,606	684,299
Gilead Sciences, Inc. *		18,705	1,548,213
MedImmune, Inc. * Þ		9,571	553,969

			7,084,462

Health Care Equipment & Supplies	1.6%
Bausch & Lomb, Inc. Þ		2,187	148,497
Baxter International, Inc.		26,159	1,486,878
Becton, Dickinson & Co.		9,846	750,757
Biomet, Inc.		9,859	430,050
Boston Scientific Corp. *		47,674	747,052
C.R. Bard, Inc.		4,157	350,892
Hospira, Inc. *		6,278	250,115
Medtronic, Inc.		46,357	2,464,802
St. Jude Medical, Inc. *		13,858	591,598
Stryker Corp.		12,003	807,922
Varian Medical Systems, Inc. *		5,171	208,391
Zimmer Holdings, Inc. *		9,547	840,709

			9,077,663

Health Care Providers & Services 2.3%
Aetna, Inc.		20,788	1,100,309
AmerisourceBergen Corp.		7,627	390,655
Cardinal Health, Inc.		16,114	1,167,620
CIGNA Corp.		3,924	657,780
Coventry Health Care, Inc. *		6,420	383,081
Express Scripts, Inc. *		5,460	557,466
Humana, Inc. *		6,712	416,480
Laboratory Corporation of America Holdings *		4,927	387,952
Manor Care, Inc.		2,934	199,512
McKesson Corp.		11,891	750,679
Medco Health Solutions, Inc. *		11,596	901,705
Patterson Companies, Inc. * Þ		5,601	210,149
Quest Diagnostics, Inc.		6,391	313,287
Tenet Healthcare Corp. * Þ		18,985	131,946
UnitedHealth Group, Inc.		54,519	2,986,006
WellPoint, Inc. *		24,654	2,007,082

			12,561,709

Health Care Technology 0.0%
IMS Health, Inc.		7,856	256,891

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group		7,389	209,774
Millipore Corp. * Þ		2,171	162,326

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

PerkinElmer, Inc.	4,904	130,005
Thermo Fisher Scientific, Inc. *	16,909	923,231
Waters Corp. *	4,087	246,446

		1,671,782

Pharmaceuticals 6.3%
Abbott Laboratories	62,118	3,500,349
Allergan, Inc.	6,190	770,841
Barr Pharmaceuticals, Inc. *	4,293	228,903
Bristol-Myers Squibb Co.	81,296	2,464,082
Eli Lilly & Co.	39,717	2,328,211
Forest Laboratories, Inc. *	12,796	648,885
Johnson & Johnson	116,504	7,371,208
King Pharmaceuticals, Inc. *	9,790	207,940
Merck & Co., Inc.	87,214	4,574,374
Mylan Laboratories, Inc.	9,853	194,794
Pfizer, Inc.	285,290	7,842,622
Schering-Plough Corp.	59,890	1,960,799
Watson Pharmaceuticals, Inc. *	4,126	127,328
Wyeth	54,191	3,134,407

		35,354,743

INDUSTRIALS 11.1%
Aerospace & Defense 2.6%
Boeing Co.	31,773	3,196,046
General Dynamics Corp.	16,333	1,310,560
Goodrich Corp.	5,047	300,246
Honeywell International, Inc.	32,202	1,864,818
L-3 Communications Holdings, Inc.	5,013	477,539
Lockheed Martin Corp.	14,286	1,401,457
Northrop Grumman Corp.	14,100	1,066,101
Precision Castparts Corp.	5,520	659,971
Raytheon Co.	17,962	998,687
Rockwell Collins Corp.	6,772	478,577
United Technologies Corp.	40,086	2,828,067

		14,582,069

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	6,968	377,526
FedEx Corp.	12,363	1,379,958
United Parcel Service, Inc., Class B	42,931	3,089,744

		4,847,228

Airlines 0.1%
Southwest Airlines Co.	31,739	454,185

Building Products 0.2%
American Standard Companies, Inc.	7,033	420,433
Masco Corp.	15,764	476,230

		896,663

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	10,265	138,167
Avery Dennison Corp.	3,689	240,781
Cintas Corp.	5,465	209,637
Equifax, Inc.	5,845	245,665

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Monster Worldwide, Inc. *	5,172	244,170
Pitney Bowes, Inc.	8,868	423,447
R.R. Donnelley & Sons Co.	8,792	376,474
Robert Half International, Inc.	6,762	237,617
Waste Management, Inc.	21,459	829,820

		2,945,778

Construction & Engineering 0.1%
Fluor Corp.	3,540	368,514

Electrical Equipment 0.4%
Cooper Industries, Inc., Class A	7,346	393,599
Emerson Electric Co.	32,120	1,556,214
Rockwell Automation, Inc.	6,669	453,825

		2,403,638

Industrial Conglomerates 3.8%
3M Co.	29,543	2,598,602
General Electric Co.	413,957	15,556,504
Textron, Inc.	5,043	541,114
Tyco International, Ltd.	79,595	2,655,289

		21,351,509

Machinery 1.6%
Caterpillar, Inc.	25,998	2,042,923
Cummins, Inc.	4,194	395,201
Danaher Corp.	9,581	704,203
Deere & Co.	9,132	1,100,132
Dover Corp.	8,241	412,462
Eaton Corp.	5,885	551,660
Illinois Tool Works, Inc.	16,647	877,630
Ingersoll-Rand Co., Ltd., Class A	12,391	636,030
ITT Corp.	7,318	492,501
Paccar, Inc.	9,994	871,777
Pall Corp. Þ	4,952	221,602
Parker Hannifin Corp.	4,660	472,338
Terex Corp. *	4,130	350,100

		9,128,559

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	14,450	1,345,729
CSX Corp.	17,583	798,972
Norfolk Southern Corp.	15,981	924,980
Ryder System, Inc.	2,444	131,780
Union Pacific Corp.	10,899	1,315,291

		4,516,752

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	2,883	253,848

INFORMATION TECHNOLOGY 15.0%
Communications Equipment 2.5%
ADC Telecommunications, Inc. *	4,721	79,077
Avaya, Inc. *	18,249	291,984
Ciena Corp. * Þ	3,426	117,580
Cisco Systems, Inc. *	243,147	6,545,517

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Corning, Inc. *	63,190	1,579,750
JDS Uniphase Corp. * Þ	8,502	111,376
Juniper Networks, Inc. *	22,915	559,355
Motorola, Inc.	96,228	1,750,387
QUALCOMM, Inc.	66,685	2,864,121
Tellabs, Inc. *	17,605	192,775

		14,091,922

Computers & Peripherals 3.9%
Apple, Inc. *	34,696	4,217,646
Dell, Inc. *	91,446	2,457,154
EMC Corp. *	84,864	1,433,353
Hewlett-Packard Co.	107,743	4,924,933
International Business Machines Corp. Þ	60,606	6,460,600
Lexmark International, Inc., Class A * Þ	3,865	200,709
NCR Corp. *	7,206	386,746
Network Appliance, Inc. *	14,937	480,822
QLogic Corp. *	6,403	109,235
SanDisk Corp. *	9,153	398,613
Sun Microsystems, Inc. *	144,952	739,255

		21,809,066

Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc. *	16,249	620,225
Jabil Circuit, Inc.	7,435	171,005
Molex, Inc.	5,707	169,726
Sanmina-SCI Corp. *	21,338	76,177
Solectron Corp. *	36,393	123,736
Tektronix, Inc.	3,290	99,588

		1,260,457

Internet Software & Services 1.4%
eBay, Inc. *	45,741	1,489,327
Google, Inc., Class A *	8,762	4,361,285
VeriSign, Inc. *	9,868	294,362
Yahoo!, Inc. *	49,148	1,410,548

		7,555,522

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	3,982	232,350
Automatic Data Processing, Inc.	22,152	1,100,954
Cognizant Technology Solutions Corp., Class A *	5,744	451,249
Computer Sciences Corp. * Þ	6,973	386,304
Convergys Corp. *	5,501	141,596
Electronic Data Systems Corp.	20,709	596,626
Fidelity National Information Services, Inc.	6,553	353,338
First Data Corp.	30,312	991,202
Fiserv, Inc. *	6,867	406,870
Paychex, Inc.	13,654	551,621
Unisys Corp. *	13,899	115,640
Western Union Co.	31,076	697,656

		6,025,406

Office Electronics 0.1%
Xerox Corp. *	38,202	720,872

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	22,339	318,778
Altera Corp. *	14,353	327,392
Analog Devices, Inc.	13,434	486,445
Applied Materials, Inc.	56,232	1,074,031
Broadcom Corp., Class A *	18,982	580,090
Intel Corp.	232,156	5,146,899
KLA-Tencor Corp.	8,040	442,039
Linear Technology Corp. Þ	10,218	366,724
LSI Logic Corp. *	31,004	269,115
Maxim Integrated Products, Inc.	12,910	396,982
MEMC Electronic Materials, Inc. *	9,033	549,026
Micron Technology, Inc. *	30,385	370,089
National Semiconductor Corp.	11,417	307,346
Novellus Systems, Inc. *	5,062	155,353
NVIDIA Corp. *	14,313	496,232
PMC-Sierra, Inc. * Þ	8,550	65,920
Teradyne, Inc. *	7,639	130,016
Texas Instruments, Inc.	58,106	2,054,628
Xilinx, Inc.	13,359	380,464

		13,917,569

Software 3.3%
Adobe Systems, Inc. *	23,689	1,044,211
Autodesk, Inc. *	9,327	423,912
BMC Software, Inc. *	8,211	272,113
CA, Inc.	16,559	439,310
Citrix Systems, Inc. *	7,270	244,345
Compuware Corp. *	13,053	148,282
Electronic Arts, Inc. *	12,481	609,946
Intuit, Inc. *	13,790	420,595
Microsoft Corp.	346,895	10,639,270
Novell, Inc. *	13,647	106,720
Oracle Corp. *	160,633	3,113,067
Symantec Corp. *	37,220	744,028

		18,205,799

MATERIALS 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	8,713	679,527
Ashland, Inc.	2,244	135,358
Dow Chemical Co.	38,612	1,752,213
E.I. DuPont de Nemours & Co.	37,201	1,946,356
Eastman Chemical Co.	3,367	222,761
Ecolab, Inc.	7,164	309,127
Hercules, Inc. *	4,687	88,256
International Flavors & Fragrances, Inc.	3,144	161,382
Monsanto Co.	21,879	1,347,746
PPG Industries, Inc.	6,601	502,930
Praxair, Inc.	12,897	878,157
Rohm & Haas Co.	5,730	303,747
Sigma-Aldrich Corp.	5,316	230,076

		8,557,636

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Construction Materials 0.1%
Vulcan Materials Co. Þ	3,825	457,814

Containers & Packaging 0.2%
Ball Corp.	4,150	229,744
Bemis Co., Inc.	4,210	141,582
Pactiv Corp. *	5,349	181,706
Sealed Air Corp.	6,496	209,821
Temple-Inland, Inc.	4,233	266,679

		1,029,532

Metals & Mining 0.9%
Alcoa, Inc.	35,004	1,444,965
Allegheny Technologies, Inc.	4,105	474,497
Freeport-McMoRan Copper & Gold, Inc.	15,088	1,187,426
Newmont Mining Corp.	18,153	738,464
NuCor Corp.	12,122	818,720
United States Steel Corp.	4,770	539,773

		5,203,845

Paper & Forest Products 0.3%
International Paper Co.	18,219	713,638
MeadWestvaco Corp.	7,345	257,075
Weyerhaeuser Co. Þ	8,502	696,824

		1,667,537

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	251,364	10,391,388
CenturyTel, Inc.	4,483	221,550
Citizens Communications Co. Þ	13,636	216,131
Embarq Corp.	6,060	389,415
Qwest Communications International, Inc. * Þ	63,143	649,741
Verizon Communications, Inc.	117,140	5,099,104
Windstream Corp.	19,191	288,249

		17,255,578

Wireless Telecommunication Services 0.6%
Alltel Corp.	14,502	993,677
Sprint Nextel Corp.	116,843	2,669,863

		3,663,540

UTILITIES 3.6%
Electric Utilities 1.9%
Allegheny Energy, Inc. *	6,620	353,442
American Electric Power Co., Inc.	15,969	760,603
Consolidated Edison, Inc. Þ	10,372	506,361
Duke Energy Corp.	50,606	988,841
Edison International	13,116	764,269
Entergy Corp.	7,983	901,281
Exelon Corp.	26,978	2,104,284
FirstEnergy Corp.	12,850	889,606
FPL Group, Inc. Þ	16,327	1,043,785
Pinnacle West Capital Corp.	4,026	186,927
PPL Corp.	15,502	712,472

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Progress Energy, Inc.	10,350	518,432
Southern Co.	30,135	1,085,161

		10,815,464

Gas Utilities 0.1%
Nicor, Inc. Þ	1,808	84,886
Questar Corp.	3,460	373,714

		458,600

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	26,737	634,469
Constellation Energy Group, Inc.	7,273	667,443
Dynegy, Inc., Class A	16,194	156,758
TXU Corp.	18,487	1,246,948

		2,705,618

Multi-Utilities 1.1%
Ameren Corp.	8,317	441,383
CenterPoint Energy, Inc. Þ	12,885	243,913
CMS Energy Corp.	8,987	164,013
Dominion Resources, Inc.	14,048	1,244,512
DTE Energy Co.	7,130	377,034
Integrys Energy Group, Inc. Þ	3,026	169,153
KeySpan Corp.	7,068	294,524
NiSource, Inc.	11,024	244,843
PG&E Corp.	14,122	695,650
Public Service Enterprise Group, Inc.	10,176	905,054
Sempra Energy	10,584	649,011
TECO Energy, Inc.	8,437	148,154
Xcel Energy, Inc.	16,414	376,701

		5,953,945

Total Common Stocks (cost $349,113,687)		551,321,377

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 3.2%
MUTUAL FUND SHARES 3.2%
Navigator Prime Portfolio, 5.25% § (cost $17,562,141)	17,562,141	17,562,141

SHORT-TERM INVESTMENTS 1.3%

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.73%, 08/09/2007 ƒ †	$ 300,000	297,283

	Shares	Value

MUTUAL FUND SHARES 1.2%
Evergreen Institutional Money Market Fund, Class I, 5.20% q ø	6,918,548	6,918,548

Total Short-Term Investments (cost $7,215,831)		7,215,831

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Fund
May 31, 2007

Total Investments (cost $373,891,659) 103.2%	576,099,349
Other Assets and Liabilities (3.2%)	(17,733,683)

Net Assets 100.0%	$ 558,365,666

*	Non-income producing security
Þ	All or a portion of this security is on loan.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,758,946 at May 31, 2007. The Fund earned $149,797 of income from Wachovia Corporation during the year ended May 31,
2007, which is included in income from affliliates.
§	Rate shown is the 1-day annualized yield at period end.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of
May 31, 2007:

Financials	21.2%
Information Technology	15.2%
Health Care	12.0%
Industrials	11.2%
Energy	10.4%
Consumer Discretionary	10.2%
Consumer Staples	9.3%
Telecommunication Services	3.8%
Utilities	3.6%
Materials	3.1%

100.0%

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

Assets
Investments in securities, at value (cost $364,214,165) including $27,257,672 of securities loaned	$ 565,023,507
Investments in affiliates, at value (cost $9,677,494)	11,075,842

Total investments	576,099,349
Dividends receivable	1,072,631
Receivable for securities lending income	1,262
Receivable from investment advisor	1,674

Total assets	577,174,916

Liabilities
Payable for securities purchased	1,192,421
Payable for securities on loan	17,562,141
Payable for daily variation margin on open futures contracts	5,111
Due to related parties	1,580
Accrued expenses and other liabilities	47,997

Total liabilities	18,809,250

Net assets	$ 558,365,666

Net assets represented by
Paid-in capital	$ 340,295,714
Undistributed net investment income	9,014,730
Accumulated net realized gains on investments	6,337,115
Net unrealized gains on investments	202,718,107

Total net assets	$ 558,365,666

Shares outstanding (unlimited number of shares authorized)
Class I	38,562,596

Net asset value per share
Class I	$ 14.48

See Combined Notes to Financial Statements

Market Index Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment income
Dividends	$ 8,878,448
Income from affiliates	338,242
Interest	21,039
Securities lending	9,302

Total investment income	9,247,031

Expenses
Advisory fee	1,512,659
Administrative services fee	470,687
Transfer agent fees	62
Trustees' fees and expenses	7,099
Printing and postage expenses	4,470
Custodian and accounting fees	121,375
Registration and filing fees	10,524
Professional fees	25,409
Other	19,121

Total expenses	2,171,406
Less: Expense reductions	(9,586)
Fee waivers and expense reimbursements	(2,046,007)

Net expenses	115,813

Net investment income	9,131,218

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	6,379,165
Futures contracts	123,558

Net realized gains on investments	6,502,723
Net change in unrealized gains or losses on investments	82,150,520

Net realized and unrealized gains or losses on investments	88,653,243

Net increase in net assets resulting from operations	$ 97,784,461

See Combined Notes to Financial Statements

Market Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2007		2006

Operations
Net investment income	$ 9,131,218			$ 11,655,040
Net realized gains on investments		6,502,723		87,582,669
Net change in unrealized gains or
losses on investments		82,150,520		(40,519,024)

Net increase in net assets resulting
from operations		97,784,461		58,718,685

Distributions to shareholders from
Net investment income		(11,565,258)		(14,693,876)
Net realized gains		(87,788,507)		(7,601,830)

Total distributions to shareholders		(99,353,765)		(22,295,706)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	3,940,886	64,000,000	0	0
Net asset value of shares issued in
reinvestment of distributions	7,339,094	99,353,765	1,541,078	22,295,706
Payment for shares redeemed	(750,751)	(10,000,000)	(25,850,711)	(375,000,000)

Net increase (decrease) in net assets
resulting from capital share
transactions		153,353,765		(352,704,294)

Total increase (decrease) in net
assets		151,784,461		(316,281,315)
Net assets
Beginning of period		406,581,205		722,862,520

End of period	$ 558,365,666			$ 406,581,205

Undistributed net investment income	$ 9,014,730			$ 11,547,096

See Combined Notes to Financial Statements

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Market Index Growth Fund
FUND AT A GLANCE
as of May 31, 2007

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	20.34%
Since portfolio inception	12.06%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Growth Fund Class I shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Growth Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 20.34% for the twelve-month period ended May 31, 2007. During the same period, the Russell 1000 Growth returned 20.37%.

The fund seeks investment results that achieve price and yield performance similar to the Russell 1000 Growth Index.

The fund’s performance closely tracked the return of its benchmark during the twelve-month period ended May 31, 2007, consistent with the fund’s objective to replicate the performance of the index before fees and expenses. The portfolio manager employs an investment process designed to control trading and implementation costs and reduce tracking error as much as possible in pursuit of the fund’s objective of replicating the benchmark’s results. The portfolio manager periodically rebalances the portfolio to reflect the changing constituents of the index. During the twelve-month period, large cap stocks performed well above historical averages, with value stocks maintaining an edge over growth shares. Nevertheless, all sectors in the Russell 1000 Growth Index demonstrated strong, double-digit performance.

Continued economic growth and rising corporate profits, especially for multinationals benefiting from a weaker dollar, provided the underlying support for outstanding one-year returns. Early in the fiscal year, the Federal Reserve Board halted its multi-year campaign of short-term interest rate increases. Meanwhile, long-term interest rates remained low, leading to an environment of share buybacks, dividend payouts, mergers and private equity takeovers. Although the housing market experienced some softening, the effects on the overall economy appeared to be less than had been originally feared.

Within the universe of stocks represented by the Russell 1000 Growth, the best-performing sector was utilities, returning over 36%, led by electric utilities and independent power producers and energy traders. Strong sector performance was also seen in the materials group, which produced an aggregate return of 31%, and in telecommunication services, led by wireless service providers. In contrast, the worst-performing sector was energy, which returned over 14% and suffered from relative weakness in energy equipment and services. Returns within the industrials sector of over 15% were pulled down by the negative results in the air freight and logistics group. The consumer staples sector also lagged the index, with a return of about 16%. Its results were held back by weak returns from the food and drug retailing industry.

Leading the performance of the fund as well as of the index were utilities stocks like wholesale power generation company NRG Energy, Inc., which returned over 76%, and Constellation Energy Group, Inc., an energy services and products provider. Among telecommunications services outperformers were wireless provider Leap Wireless International, Inc., which returned nearly 80% over the period, and Telephone & Data Systems, Inc., which experienced an over 60% return across the period. In the energy sector, detractors from performance included W&T Offshore, Inc., an oil production company whose stock dropped over 24%. Also hurting the energy sector was Massey Energy Co., a coal producer, which experienced a stock loss of almost 22%. Weakness in the industrials sector arose from many companies, while the most noteworthy detractor among consumer staples stocks in the index was Whole Foods Market, Inc., which declined 36%.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Russell 1000 Growth Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2007, and subject to change.

Market Index Growth Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2006	5/31/2007	Period*
Actual
Class I	$1,000.00	$1,101.02	$0.16
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Growth Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$13.44	$12.99	$12.77	$10.86	$10.00

Income from investment operations
Net investment income (loss)	0.14	0.18	0.15	0.12	0.07[2]
Net realized and unrealized gains or losses on
investments	2.53	0.62	0.27	1.83	0.81

Total from investment operations	2.67	0.80	0.42	1.95	0.88

Distributions to shareholders from
Net investment income	(0.16)	(0.15)	(0.12)	(0.04)	(0.02)
Net realized gains	(0.59)	(0.20)	(0.08)	0	0

Total distributions to shareholders	(0.75)	(0.35)	(0.20)	(0.04)	(0.02)

Net asset value, end of period	$15.36	$13.44	$12.99	$12.77	$10.86

Total return	20.34%	6.11%	3.28%	17.97%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$945,116	$721,771	$854,566	$678,560	$529,545
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%	0.03%	0.03%	0.02%	0.02%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%	0.46%	0.46%	0.45%	0.48%[3]
Net investment income (loss)	1.23%	1.12%	1.45%	1.03%	1.16%[3]
Portfolio turnover rate	18%	25%	15%	9%	2%

1 For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Growth Fund
May 31, 2007

	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 13.5%
Auto Components 0.3%
BorgWarner, Inc. Þ	520	$ 43,763
Gentex Corp. Þ	15,715	278,941
Goodyear Tire & Rubber Co. * Þ	25,423	901,754
Johnson Controls, Inc.	13,425	1,472,723

		2,697,181

Automobiles 0.2%
Harley-Davidson, Inc.	32,568	1,989,579
Thor Industries, Inc. Þ	4,315	188,048

		2,177,627

Diversified Consumer Services 0.4%
Apollo Group, Inc., Class A *	16,903	810,837
Career Education Corp. *	11,839	412,826
H&R Block, Inc. Þ	39,814	943,194
ITT Educational Services, Inc. *	5,015	567,648
Laureate Education, Inc. *	4,457	267,019
ServiceMaster Co.	10,643	164,753
Weight Watchers International, Inc. * Þ	4,384	228,932

		3,395,209

Hotels, Restaurants & Leisure 2.2%
Boyd Gaming Corp. Þ	5,296	265,012
Brinker International, Inc.	13,758	439,706
Burger King Holdings, Inc. * Þ	3,032	77,619
Cheesecake Factory, Inc. * Þ	8,724	246,191
Choice Hotels International, Inc. Þ	4,071	164,143
Darden Restaurants, Inc.	17,968	818,802
Harrah's Entertainment, Inc.	16,529	1,412,403
Hilton Hotels Corp.	46,627	1,657,590
International Game Technology	41,107	1,652,090
Las Vegas Sands Corp. *	16,838	1,313,701
Marriott International, Inc., Class A	38,800	1,786,740
MGM MIRAGE *	14,504	1,153,503
OSI Restaurant Partners, Inc.	4,282	174,277
Panera Bread Co., Class A * Þ	3,643	205,356
Penn National Gaming, Inc. * Þ	8,765	468,314
Scientific Games Corp., Class A * Þ	8,022	299,541
Starbucks Corp. *	93,042	2,680,540
Starwood Hotels & Resorts Worldwide, Inc.	21,937	1,581,000
Station Casinos, Inc.	5,821	511,375
Tim Hortons, Inc. Þ	23,200	722,216
Wendy's International, Inc.	4,316	173,201
Wyndham Worldwide Corp. *	3,171	117,961
Wynn Resorts, Ltd. * Þ	5,963	575,668
Yum! Brands, Inc.	32,968	2,232,593

		20,729,542

Household Durables 0.7%
Beazer Homes USA, Inc. Þ	2,467	88,245

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Black & Decker Corp.	7,579	715,685
Centex Corp. Þ	6,695	323,770
D.R. Horton, Inc.	20,393	476,584
Fortune Brands, Inc.	6,097	492,516
Harman International Industries, Inc.	8,111	962,370
Jarden Corp. * Þ	3,122	133,060
KB Home Þ	5,056	232,020
Leggett & Platt, Inc.	12,178	297,996
Lennar Corp., Class A	6,663	304,166
M.D.C. Holdings, Inc. Þ	1,849	100,475
Mohawk Industries, Inc. * Þ	746	76,137
Newell Rubbermaid, Inc.	20,637	655,431
NVR, Inc. * Þ	565	450,305
Pulte Homes, Inc.	12,791	349,066
Ryland Group, Inc. Þ	1,866	86,209
Snap-On, Inc.	888	48,014
Standard Pacific Corp. Þ	3,066	65,367
Stanley Works Þ	6,896	436,034
Toll Brothers, Inc. * Þ	3,024	88,694

		6,382,144

Internet & Catalog Retail 0.5%
Amazon.com, Inc. * Þ	37,841	2,616,327
Expedia, Inc. * Þ	2,110	50,703
IAC/InterActiveCorp. Þ	8,088	279,845
Liberty Interactive Group, Ser. A *	61,096	1,480,356
NutriSystem, Inc. * Þ	3,891	254,938

		4,682,169

Leisure Equipment & Products 0.0%
Brunswick Corp.	2,156	74,231
Pool Corp. Þ	6,095	249,590

		323,821

Media 3.3%
Cablevision Systems Corp., Class A *	13,207	477,961
Clear Channel Outdoor Holdings, Inc. * Þ	4,288	124,609
Comcast Corp., Class A *	178,892	4,903,430
CTC Media, Inc. * Þ	1,922	49,146
DIRECTV Group, Inc. *	97,580	2,279,469
Discovery Holding Co., Class A * Þ	9,579	223,957
Dow Jones & Co., Inc. Þ	7,174	382,446
DreamWorks Animation SKG, Inc., Class A *	3,098	92,568
E.W. Scripps Co., Class A Þ	10,170	463,955
EchoStar Communications Corp., Class A *	24,946	1,149,013
Getty Images, Inc. *	6,298	315,215
Harte-Hanks, Inc.	6,288	165,123
Interpublic Group of Cos. * Þ	56,821	667,647
John Wiley & Sons, Inc., Class A	5,363	245,894
Lamar Advertising Co., Class A *	10,039	657,554
Liberty Global, Inc., Class A * Þ	17,596	675,686
McClatchy Co., Class A Þ	547	15,135
McGraw-Hill Cos.	43,376	3,049,767
Meredith Corp.	3,769	234,469
News Corp., Class A	189,246	4,180,444
Omnicom Group, Inc.	20,682	2,177,815

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Regal Entertainment Group, Class A Þ	7,647	174,963
Sirius Satellite Radio, Inc. * Þ	170,226	498,762
Time Warner, Inc.	31,432	671,702
Viacom, Inc., Class B *	76,922	3,455,336
Walt Disney Co.	90,022	3,190,380
Warner Music Group Corp. Þ	6,016	101,129
Washington Post Co., Class B	135	103,815
XM Satellite Radio Holdings, Inc., Class A * Þ	37,060	429,155

		31,156,545

Multi-line Retail 1.6%
Dollar General Corp.	35,705	772,656
Dollar Tree Stores, Inc. *	1,262	53,395
Family Dollar Stores, Inc.	10,074	338,990
J.C. Penney Co., Inc.	28,440	2,288,851
Kohl's Corp. *	39,690	2,989,451
Macy's, Inc.	4,569	182,440
Nordstrom, Inc.	28,607	1,485,562
Target Corp.	105,263	6,571,569

		14,682,914

Specialty Retail 3.7%
Abercrombie & Fitch Co., Class A Þ	10,663	881,297
Advance Auto Parts, Inc. *	13,083	541,898
American Eagle Outfitters, Inc.	20,752	560,304
AnnTaylor Stores Corp. *	8,133	317,919
AutoZone, Inc. *	6,135	789,145
Barnes & Noble, Inc.	1,450	62,016
Bed, Bath & Beyond, Inc. *	34,215	1,391,182
Best Buy Co., Inc.	48,574	2,345,638
CarMax, Inc. * Þ	25,526	612,624
Chico's FAS, Inc. *	21,715	591,517
Circuit City Stores, Inc.	19,643	315,663
Coldwater Creek, Inc. *	7,244	180,013
Dick's Sporting Goods, Inc. * Þ	4,668	259,401
Foot Locker, Inc.	2,131	46,754
GameStop Corp., Class A *	16,717	618,195
Gap, Inc.	33,494	620,309
Home Depot, Inc.	220,619	8,575,460
Limited Brands, Inc. Þ	41,357	1,085,621
Lowe's Cos.	188,101	6,173,475
O'Reilly Automotive, Inc. *	13,723	521,337
Office Depot, Inc. *	34,879	1,269,596
PETsMART, Inc.	16,980	581,056
RadioShack Corp. Þ	12,533	427,877
Ross Stores, Inc.	17,396	571,285
Sally Beauty Holdings, Inc.	2,012	18,450
Sherwin-Williams Co.	8,335	563,779
Staples, Inc.	88,269	2,212,021
Tiffany & Co.	9,910	520,969
TJX Cos.	55,520	1,552,894
Tractor Supply Co. * Þ	4,356	231,783
United Auto Group, Inc.	758	16,850
Urban Outfitters, Inc. *	13,913	369,807

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Williams-Sonoma, Inc. Þ	11,658	395,090

		35,221,225

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	46,668	2,396,868
Hanesbrands, Inc. *	6,059	158,140
Nike, Inc., Class B	46,777	2,654,595
Polo Ralph Lauren Corp.	7,403	722,015

		5,931,618

CONSUMER STAPLES 9.5%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	59,959	3,198,213
Brown-Forman Corp., Class B Þ	7,472	510,039
Coca-Cola Co.	163,536	8,665,773
Constellation Brands, Inc., Class A *	4,535	110,200
Hansen Natural Corp. Þ	7,395	294,321
Pepsi Bottling Group, Inc.	8,609	301,229
PepsiCo, Inc.	200,330	13,688,549

		26,768,324

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	36,711	2,073,070
CVS Caremark Corp.	172,361	6,642,793
Kroger Co.	10,953	332,095
Sysco Corp.	74,984	2,483,470
Wal-Mart Stores, Inc.	298,072	14,188,227
Walgreen Co.	122,458	5,526,530
Whole Foods Market, Inc. Þ	16,982	697,960

		31,944,145

Food Products 0.8%
Campbell Soup Co.	15,751	625,315
General Mills, Inc.	4,876	298,606
H.J. Heinz Co.	23,068	1,097,576
Hershey Co. Þ	18,799	990,895
Kellogg Co.	22,129	1,194,523
McCormick & Co., Inc.	12,672	472,539
Sara Lee Corp.	48,471	867,631
Wm. Wrigley Jr. Co.	28,460	1,667,756

		7,214,841

Household Products 1.3%
Church & Dwight Co.	7,837	391,928
Colgate-Palmolive Co.	55,904	3,743,332
Energizer Holdings, Inc. *	5,579	552,656
Kimberly-Clark Corp.	32,327	2,293,924
Procter & Gamble Co.	82,347	5,233,152

		12,214,992

Personal Products 0.3%
Alberto-Culver Co.	2,113	52,487
Avon Products, Inc.	54,587	2,095,595
Bare Escentuals, Inc. Þ	1,539	64,561
Estee Lauder Cos., Class A Þ	13,740	649,902

		2,862,545

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Tobacco 0.9%
Altria Group, Inc.		114,926	8,171,238
UST, Inc.		10,879	580,830

			8,752,068

ENERGY 4.2%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.		38,883	3,207,070
BJ Services Co.		36,266	1,063,682
Cameron International Corp. *		14,002	992,742
Diamond Offshore Drilling, Inc.		7,665	723,346
Dresser-Rand Group, Inc. *		3,793	135,031
ENSCO International, Inc. Þ		18,642	1,129,146
FMC Technologies, Inc. *		7,872	595,123
Global Industries, Ltd. *		10,702	253,744
Grant Prideco, Inc. *		15,872	901,371
Halliburton Co.		114,816	4,127,635
Helmerich & Payne, Inc.		12,740	431,759
National Oilwell Varco, Inc. *		19,812	1,871,243
Oceaneering International, Inc. *		6,517	326,111
Patterson-UTI Energy, Inc.		19,262	508,902
Pride International, Inc. *		15,960	574,720
Rowan Companies, Inc. Þ		12,440	491,131
Smith International, Inc.		24,249	1,346,062
Superior Energy Services, Inc. *		10,203	409,752
Tetra Technologies, Inc. *		8,658	241,818
Tidewater, Inc. Þ		4,241	279,906
TODCO		6,998	346,121
Unit Corp. *		5,608	345,509

			20,301,924

Oil, Gas & Consumable Fuels	2.1%
Arch Coal, Inc. Þ		17,336	700,028
Cheniere Energy, Inc. * Þ		6,647	253,051
CNX Gas Corp. * Þ		3,383	99,663
Consol Energy, Inc.		22,208	1,079,087
Denbury Resources, Inc. *		14,433	523,340
El Paso Corp. Þ		78,878	1,344,081
EOG Resources, Inc.		13,263	1,019,925
Exxon Mobil Corp.		39,588	3,292,534
Foundation Coal Holdings, Inc.		5,523	244,117
Frontier Oil Corp.		7,386	297,360
Helix Energy Solutions, Inc. *		11,036	439,785
Holly Corp.		5,822	408,064
Massey Energy Co.		9,938	288,003
Peabody Energy Corp.		32,093	1,734,306
Plains Exploration & Production Co. *		8,777	464,479
Quicksilver Resources, Inc. * Þ		7,583	337,368
Range Resources Corp.		17,944	695,150
Southwestern Energy Co. *		20,323	967,375
St. Mary Land & Exploration Co.		7,604	284,085
Sunoco, Inc.		7,493	597,267
W&T Offshore, Inc. Þ		2,434	71,584
Williams Cos.		54,834	1,741,528

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

XTO Energy, Inc.	44,144	2,560,793

		19,442,973

FINANCIALS 8.4%
Capital Markets 3.3%
Affiliated Managers Group, Inc. * Þ	3,797	494,369
Bank of New York Co.	5,542	224,784
Blackrock, Inc. Þ	2,402	368,803
Charles Schwab Corp.	126,645	2,845,713
E*TRADE Financial Corp. *	47,767	1,144,020
Eaton Vance Corp.	14,024	615,513
Federated Investors, Inc., Class B	11,101	432,273
Franklin Resources, Inc.	20,674	2,806,289
Goldman Sachs Group, Inc.	33,056	7,629,986
Investment Technology Group, Inc. *	5,247	213,291
Investors Financial Services Corp. Þ	7,971	490,376
Janus Capital Group, Inc. Þ	11,432	316,438
Legg Mason, Inc.	8,674	876,334
Lehman Brothers Holdings, Inc.	8,373	614,411
Mellon Financial Corp.	44,921	1,946,427
Merrill Lynch & Co., Inc.	19,050	1,766,506
Morgan Stanley	14,153	1,203,571
Northern Trust Corp.	24,980	1,625,698
Nuveen Investments, Inc., Class A Þ	9,602	526,766
SEI Investments Co.	7,617	470,197
State Street Corp.	37,752	2,577,329
T. Rowe Price Group, Inc.	32,195	1,653,213
TD Ameritrade Holding Corp. * Þ	37,773	775,480

		31,617,787

Commercial Banks 0.6%
Bank of Hawaii Corp.	4,001	214,094
Commerce Bancorp, Inc. Þ	22,329	770,797
Cullen/Frost Bankers, Inc.	2,855	151,800
East West Bancorp, Inc. Þ	6,786	275,104
Synovus Financial Corp.	14,575	481,850
TCF Financial Corp. Þ	6,076	171,525
Wachovia Corp. °	18,757	1,016,442
Wells Fargo & Co.	61,507	2,219,788

		5,301,400

Consumer Finance 1.3%
American Express Co.	131,179	8,524,011
AmeriCredit Corp. * Þ	3,347	88,863
Capital One Financial Corp.	6,154	490,966
First Marblehead Corp. Þ	5,559	207,128
Nelnet, Inc., Class A * Þ	1,863	47,451
SLM Corp.	49,809	2,799,764

		12,158,183

Diversified Financial Services 0.9%
CBOT Holdings, Inc., Class A *	6,403	1,258,894
Chicago Mercantile Exchange Holdings, Inc., Class A	4,200	2,230,200
IntercontinentalExchange, Inc.	8,212	1,190,247
Moody's Corp.	27,716	1,930,419
Nasdaq Stock Market, Inc. * Þ	11,457	381,289

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Nymex Holdings, Inc. Þ	362	46,101
NYSE Euronext	16,394	1,362,014

		8,399,164

Insurance 0.9%
AFLAC, Inc.	60,448	3,195,281
Ambac Financial Group, Inc. Þ	1,089	97,585
American International Group, Inc.	34,980	2,530,453
Arthur J. Gallagher & Co. Þ	3,552	104,429
Brown & Brown, Inc.	13,617	354,859
CNA Financial Corp. * Þ	343	17,431
HCC Insurance Holdings, Inc.	7,307	240,473
Markel Corp. *	213	105,009
Philadelphia Consolidated Holding Co. *	5,507	226,889
Principal Financial Group, Inc.	2,250	136,800
Progressive Corp.	24,098	555,459
Prudential Financial, Inc.	8,029	819,119
The Hanover Insurance Group, Inc.	2,229	108,753
TransAtlantic Holdings, Inc.	1,177	84,344
W.R. Berkley Corp.	10,565	348,011

		8,924,895

Real Estate Investment Trusts 0.8%
CapitalSource, Inc.	7,851	206,481
Developers Diversified Realty Corp.	6,183	381,182
Douglas Emmett, Inc.	1,806	47,624
Essex Property Trust, Inc.	1,323	168,325
Federal Realty Investment Trust	3,557	315,221
General Growth Properties, Inc.	10,774	636,097
Kilroy Realty Corp. Þ	3,886	288,808
Macerich Co.	8,703	776,308
Public Storage, Inc.	9,209	824,206
Rayonier, Inc. Þ	844	37,946
Simon Property Group, Inc.	14,860	1,604,583
SL Green Realty Corp.	6,033	845,103
Taubman Centers, Inc.	3,442	189,379
UDR, Inc. Þ	16,279	494,230
Ventas, Inc.	9,626	407,757
Weingarten Realty Investors Þ	2,404	112,171

		7,335,421

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc., Class A *	22,432	834,919
Forest City Enterprises, Inc., Class A Þ	8,537	598,444
Jones Lang LaSalle, Inc.	4,338	506,244
St. Joe Co. Þ	9,041	473,206

		2,412,813

Thrifts & Mortgage Finance 0.4%
Freddie Mac	42,364	2,829,492
Hudson City Bancorp, Inc. Þ	32,868	433,529
IndyMac Bancorp, Inc. Þ	1,864	62,593
People's United Financial, Inc.	14,854	299,908
Webster Financial Corp.	358	16,106

		3,641,628

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

HEALTH CARE 16.8%
Biotechnology 2.9%
Amgen, Inc. *	142,955	8,052,655
Amylin Pharmaceuticals, Inc. * Þ	13,642	630,942
Biogen Idec, Inc. *	20,635	1,077,560
Celgene Corp. *	45,151	2,765,047
Cephalon, Inc. * Þ	7,964	661,092
Gen-Probe, Inc. *	6,254	338,279
Genentech, Inc. *	56,584	4,513,706
Genzyme Corp. *	31,561	2,036,316
Gilead Sciences, Inc. *	55,161	4,565,676
ImClone Systems, Inc. * Þ	8,426	348,162
MedImmune, Inc. * Þ	29,986	1,735,590
Millennium Pharmaceuticals, Inc. *	20,531	223,172
PDL BioPharma, Inc. * Þ	13,877	381,756
Vertex Pharmaceuticals, Inc. * Þ	15,290	456,559

		27,786,512

Health Care Equipment & Supplies 3.5%
Advanced Medical Optics, Inc. * Þ	7,192	252,439
Bausch & Lomb, Inc. Þ	1,060	71,974
Baxter International, Inc.	79,381	4,512,016
Beckman Coulter, Inc.	7,033	459,958
Becton, Dickinson & Co.	29,982	2,286,128
Biomet, Inc.	29,831	1,301,228
Boston Scientific Corp. *	149,605	2,344,310
C.R. Bard, Inc.	12,554	1,059,683
Cooper Cos. Þ	2,709	149,374
Cytyc Corp. *	13,861	586,043
Dade Behring Holdings, Inc.	9,998	538,492
Dentsply International, Inc.	19,142	691,792
Edwards Lifesciences Corp. * Þ	7,146	358,729
Hillenbrand Industries, Inc.	3,139	207,802
Hospira, Inc. *	18,937	754,450
IDEXX Laboratories, Inc. *	3,826	337,798
Intuitive Surgical, Inc. Þ	4,432	609,976
Kinetic Concepts, Inc. * Þ	5,318	266,857
Medtronic, Inc.	146,325	7,780,100
ResMed, Inc. * Þ	9,142	412,122
Respironics, Inc. *	8,810	388,962
St. Jude Medical, Inc. *	41,297	1,762,969
Stryker Corp.	36,287	2,442,478
Varian Medical Systems, Inc. *	15,928	641,899
Zimmer Holdings, Inc. *	30,082	2,649,021

		32,866,600

Health Care Providers & Services 3.5%
Aetna, Inc.	31,514	1,668,036
AmerisourceBergen Corp.	4,518	231,412
Brookdale Senior Living, Inc. Þ	2,290	108,111
Cardinal Health, Inc.	46,631	3,378,882
Community Health Systems, Inc. *	7,269	277,094
Coventry Health Care, Inc. *	19,458	1,161,059
DaVita, Inc. *	12,523	691,645
Express Scripts, Inc. *	13,977	1,427,052

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Health Management Associates, Inc., Class A	7,501	82,511
Health Net, Inc. *	12,876	734,962
Henry Schein, Inc. *	10,706	573,092
Humana, Inc. *	19,960	1,238,518
Laboratory Corporation of America Holdings * Þ	14,259	1,122,754
Lifepoint Hospitals, Inc. * Þ	2,453	99,567
Lincare Holdings, Inc. *	10,613	425,475
Manor Care, Inc.	8,930	607,240
McKesson Corp.	25,734	1,624,588
Medco Health Solutions, Inc. *	20,886	1,624,095
Omnicare, Inc. Þ	7,108	265,981
Patterson Companies, Inc. * Þ	16,808	630,636
Pediatrix Medical Group, Inc. *	5,880	338,806
Quest Diagnostics, Inc.	19,195	940,939
Sierra Health Services, Inc. *	6,787	282,882
Tenet Healthcare Corp. * Þ	38,856	270,049
Triad Hospitals, Inc. *	1,751	93,696
UnitedHealth Group, Inc.	163,295	8,943,667
Universal Health Services, Inc., Class B	1,275	78,782
VCA Antech, Inc. *	10,072	398,650
Wellcare Group, Inc.	3,961	364,571
WellPoint, Inc. *	35,546	2,893,800

		32,578,552

Health Care Technology 0.1%
Cerner Corp. * Þ	7,799	443,061
HLTH Corp. Þ	19,857	299,642
IMS Health, Inc. Þ	17,310	566,037
WebMD Health Corp., Class A * Þ	856	43,023

		1,351,763

Life Sciences Tools & Services 0.5%
Applera Corp. - Applied Biosystems Group	18,059	512,695
Charles River Laboratories International, Inc. *	2,484	132,074
Covance, Inc. *	5,817	387,121
Invitrogen Corp. *	2,111	152,921
Millipore Corp. * Þ	6,446	481,968
PerkinElmer, Inc.	7,520	199,355
Pharmaceutical Product Development, Inc.	12,244	446,906
Techne Corp.	4,773	284,900
Thermo Fisher Scientific, Inc. *	23,774	1,298,061
Waters Corp. *	12,548	756,644

		4,652,645

Pharmaceuticals 6.3%
Abbott Laboratories	148,203	8,351,239
Abraxis BioScience, Inc. * Þ	3,099	76,297
Allergan, Inc.	18,119	2,256,359
Barr Pharmaceuticals, Inc. *	12,871	686,282
Bristol-Myers Squibb Co.	109,176	3,309,125
Eli Lilly & Co.	90,111	5,282,307
Endo Pharmaceuticals Holdings, Inc. *	16,131	569,747
Forest Laboratories, Inc. *	39,507	2,003,400
Johnson & Johnson	318,041	20,122,454
Merck & Co., Inc.	80,698	4,232,610
Mylan Laboratories, Inc.	29,672	586,615

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Schering-Plough Corp.	179,546	5,878,336
Sepracor, Inc. *	13,184	642,061
Wyeth	99,696	5,766,417

		59,763,249

INDUSTRIALS 14.5%
Aerospace & Defense 3.3%
Alliant Techsystems, Inc. *	1,409	142,309
Boeing Co.	96,932	9,750,390
DRS Technologies, Inc.	1,454	74,663
Goodrich Corp.	13,985	831,968
Honeywell International, Inc.	42,820	2,479,706
L-3 Communications Holdings, Inc.	1,065	101,452
Lockheed Martin Corp.	44,397	4,355,346
Northrop Grumman Corp.	3,042	230,006
Precision Castparts Corp.	16,382	1,958,632
Raytheon Co.	26,017	1,446,545
Rockwell Collins Corp.	20,741	1,465,766
Spirit AeroSystems Holdings, Inc., Class A	5,535	193,227
United Technologies Corp.	112,130	7,910,771

		30,940,781

Air Freight & Logistics 1.3%
C.H. Robinson Worldwide, Inc.	21,058	1,140,922
Expeditors International of Washington, Inc.	25,866	1,129,310
FedEx Corp.	36,989	4,128,712
United Parcel Service, Inc., Class B	78,106	5,621,289

		12,020,233

Airlines 0.2%
AMR Corp. * Þ	22,146	627,839
Continental Airlines, Inc., Class B * Þ	11,695	469,788
Southwest Airlines Co.	56,431	807,528
US Airways Group, Inc.	7,822	278,854

		2,184,009

Building Products 0.3%
American Standard Companies, Inc.	21,595	1,290,949
Masco Corp.	29,180	881,528
USG Corp. * Þ	4,616	237,078

		2,409,555

Commercial Services & Supplies 1.2%
Allied Waste Industries, Inc. *	1,694	22,801
Avery Dennison Corp.	11,431	746,101
Brink's Co.	4,548	299,850
ChoicePoint, Inc. *	9,670	424,126
Cintas Corp.	16,147	619,399
Copart, Inc. *	8,580	267,610
Corporate Executive Board Co.	4,534	301,556
Corrections Corporation of America *	4,812	311,818
Covanta Holding Corp. *	13,822	342,786
Dun & Bradstreet Corp. *	7,208	721,737
Equifax, Inc.	16,468	692,150
HNI Corp. Þ	5,894	259,690
Manpower, Inc.	9,107	837,844

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Monster Worldwide, Inc. *	14,986	707,489
Pitney Bowes, Inc.	15,796	754,259
Republic Services, Inc.	19,260	583,193
Robert Half International, Inc.	18,223	640,356
Steelcase, Inc.	7,274	141,261
Stericycle, Inc. * Þ	5,366	489,218
Waste Management, Inc.	55,827	2,158,830

		11,322,074

Construction & Engineering 0.2%
Fluor Corp.	10,614	1,104,917
Jacobs Engineering Group, Inc. *	14,209	823,412
KBR, Inc.	8,997	247,687
Quanta Services, Inc. * Þ	6,001	180,090
URS Corp. *	347	17,447

		2,373,553

Electrical Equipment 0.8%
Ametek, Inc.	12,890	486,469
Emerson Electric Co.	93,350	4,522,807
Hubbell, Inc., Class B Þ	2,078	117,054
Rockwell Automation, Inc.	19,124	1,301,388
Roper Industries, Inc.	10,528	614,414
Thomas & Betts Corp. *	7,103	412,116

		7,454,248

Industrial Conglomerates 3.5%
3M Co.	91,398	8,039,368
Carlisle Cos.	6,373	281,368
General Electric Co.	612,646	23,023,237
Textron, Inc.	14,731	1,580,636
Walter Industries, Inc. Þ	6,195	199,417

		33,124,026

Machinery 2.4%
AGCO Corp. *	746	32,287
Caterpillar, Inc.	81,179	6,379,046
Cummins, Inc.	10,398	979,804
Danaher Corp.	28,787	2,115,845
Donaldson Co., Inc. Þ	8,962	327,382
Dover Corp.	22,122	1,107,206
Flowserve Corp. *	1,035	71,839
Gardner Denver, Inc. *	6,347	261,433
Graco, Inc.	8,295	332,132
Harsco Corp.	10,172	541,761
IDEX Corp.	9,705	365,879
Illinois Tool Works, Inc.	60,524	3,190,825
ITT Corp.	14,979	1,008,087
Joy Global, Inc.	13,265	751,197
Lincoln Electric Holdings, Inc.	5,144	361,572
Manitowoc Co.	7,421	562,363
Oshkosh Truck Corp.	8,925	550,583
Paccar, Inc.	17,857	1,557,666
Pall Corp.	2,711	121,317
Parker Hannifin Corp.	6,228	631,270
Pentair, Inc. Þ	4,659	172,336

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Terex Corp. *	5,769	489,038
Timken Co.	786	27,636
Toro Co.	4,886	292,329
Trinity Industries, Inc. Þ	9,019	416,407

		22,647,240

Marine 0.0%
Kirby Corp. *	6,389	255,688

Road & Rail 1.1%
Avis Budget Group, Inc.	1,685	50,971
Burlington Northern Santa Fe Corp.	44,208	4,117,091
Con-Way, Inc.	5,814	329,654
CSX Corp.	26,272	1,193,800
Hertz Global Holdings, Inc.	7,375	156,203
J.B. Hunt Transport Services, Inc.	12,402	361,394
Kansas City Southern * Þ	3,303	135,588
Landstar System, Inc.	6,749	328,406
Norfolk Southern Corp.	26,743	1,547,885
Union Pacific Corp.	14,868	1,794,270

		10,015,262

Trading Companies & Distributors 0.2%
Fastenal Co. Þ	15,236	660,328
GATX Corp.	2,869	147,610
MSC Industrial Direct Co., Class A	4,584	245,519
W.W. Grainger, Inc.	6,226	548,200
Wesco International, Inc. *	5,528	358,325

		1,959,982

INFORMATION TECHNOLOGY 26.1%
Communications Equipment 4.3%
ADC Telecommunications, Inc. *	12,592	210,916
Avaya, Inc. *	4,367	69,872
Ciena Corp. * Þ	2,239	76,842
Cisco Systems, Inc. *	740,058	19,922,361
Corning, Inc. *	188,821	4,720,525
F5 Networks, Inc. *	4,916	399,474
Harris Corp.	16,277	812,548
JDS Uniphase Corp. * Þ	24,735	324,029
Juniper Networks, Inc. *	36,899	900,705
Motorola, Inc.	220,551	4,011,823
QUALCOMM, Inc.	203,200	8,727,440
Riverbed Technology, Inc. Þ	827	34,494

		40,211,029

Computers & Peripherals 6.0%
Apple, Inc. *	103,106	12,533,565
Dell, Inc. *	279,675	7,514,867
Diebold, Inc. Þ	6,549	324,700
EMC Corp. *	234,689	3,963,897
Hewlett-Packard Co.	205,876	9,410,592
International Business Machines Corp. Þ	170,849	18,212,503
Lexmark International, Inc., Class A * Þ	9,058	470,382
NCR Corp. *	4,633	248,653
Network Appliance, Inc. *	45,360	1,460,138

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

QLogic Corp. *	19,560	333,694
SanDisk Corp. * Þ	27,391	1,192,878
Sun Microsystems, Inc. *	36,890	188,139
Western Digital Corp. *	26,755	503,262

		56,357,270

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	48,935	1,867,849
Amphenol Corp., Class A	21,721	777,177
Arrow Electronics, Inc. *	2,053	84,276
Avnet, Inc. * Þ	7,178	307,506
AVX Corp. Þ	2,770	49,832
CDW Corp.	7,123	606,452
Dolby Laboratories, Inc., Class A *	4,241	142,922
Jabil Circuit, Inc.	22,120	508,760
Mettler-Toledo International, Inc. *	4,637	455,817
Molex, Inc.	16,650	495,171
National Instruments Corp.	6,815	214,809
Sanmina-SCI Corp. *	25,838	92,242
Solectron Corp. *	49,417	168,018
Tektronix, Inc.	6,833	206,835
Trimble Navigation, Ltd. *	13,913	406,120
Vishay Intertechnology, Inc. *	4,287	76,394

		6,460,180

Internet Software & Services 2.5%
Akamai Technologies, Inc. * Þ	19,908	880,133
eBay, Inc. *	142,740	4,647,614
Google, Inc., Class A *	25,316	12,601,039
VeriSign, Inc. *	27,876	831,541
Yahoo!, Inc. *	170,788	4,901,616

		23,861,943

IT Services 2.1%
Acxiom Corp.	9,383	260,847
Affiliated Computer Services, Inc., Class A *	4,722	275,529
Alliance Data Systems Corp. *	9,845	767,122
Automatic Data Processing, Inc.	69,873	3,472,688
Broadridge Financial Solutions, Inc.	17,468	353,552
Ceridian Corp. *	15,182	536,987
CheckFree Corp. * Þ	10,026	393,520
Cognizant Technology Solutions Corp., Class A *	17,020	1,337,091
Convergys Corp. *	934	24,041
DST Systems, Inc. * Þ	6,795	568,945
Electronic Data Systems Corp.	35,259	1,015,812
Fidelity National Information Services, Inc.	2,518	135,771
First Data Corp.	92,808	3,034,822
Fiserv, Inc. *	21,299	1,261,966
Global Payments, Inc.	8,174	327,287
Hewitt Associates, Inc., Class A *	1,250	37,525
Iron Mountain, Inc. *	20,842	572,947
MasterCard, Inc., Class A Þ	7,461	1,115,792
MoneyGram International, Inc.	10,271	299,297
Paychex, Inc.	40,745	1,646,098
Total System Services, Inc. Þ	4,548	150,948
VeriFone Holdings, Inc. Þ	5,674	196,491

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Western Union Co.	92,808	2,083,540

		19,868,618

Office Electronics 0.0%
Zebra Technologies Corp., Class A * Þ	8,579	344,104

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. * Þ	66,507	949,055
Altera Corp. *	43,530	992,919
Analog Devices, Inc.	41,460	1,501,267
Applied Materials, Inc.	167,286	3,195,163
Broadcom Corp., Class A *	55,199	1,686,881
Cree, Inc. * Þ	8,683	195,368
Cypress Semiconductor Corp. * Þ	16,529	354,878
Fairchild Semiconductor International, Inc. *	7,577	139,568
Integrated Device Technology, Inc.	10,730	161,057
Intel Corp.	705,190	15,634,062
International Rectifier Corp. *	4,770	172,817
Intersil Corp., Class A	7,086	213,289
KLA-Tencor Corp.	19,043	1,046,984
Lam Research Corp. *	17,049	914,849
Linear Technology Corp.	30,771	1,104,371
LSI Logic Corp. * Þ	78,945	685,243
Maxim Integrated Products, Inc.	38,877	1,195,468
MEMC Electronic Materials, Inc. *	17,791	1,081,337
Microchip Technology, Inc.	25,989	1,054,634
Micron Technology, Inc. *	40,085	488,235
National Semiconductor Corp.	38,633	1,040,000
Novellus Systems, Inc. *	6,108	187,455
NVIDIA Corp. *	42,735	1,481,622
PMC-Sierra, Inc. * Þ	25,031	192,989
Rambus, Inc. * Þ	9,577	180,814
Silicon Laboratories, Inc. *	6,065	209,970
Spansion, Inc., Class A * Þ	1,905	20,726
Teradyne, Inc. *	18,527	315,330
Texas Instruments, Inc.	174,712	6,177,816
Xilinx, Inc.	41,644	1,186,021

		43,760,188

Software 5.9%
Activision, Inc. *	33,525	663,460
Adobe Systems, Inc. *	72,582	3,199,415
Autodesk, Inc. *	28,003	1,272,736
BEA Systems, Inc. *	47,225	606,841
BMC Software, Inc. *	25,800	855,012
CA, Inc.	7,674	203,591
Cadence Design Systems, Inc. *	28,768	653,321
Citrix Systems, Inc. *	22,082	742,176
Electronic Arts, Inc. *	36,829	1,799,833
FactSet Research Systems, Inc.	5,051	322,405
Fair Isaac Corp.	5,647	213,739
Intuit, Inc. *	42,214	1,287,527
McAfee, Inc. *	17,889	657,600
Microsoft Corp.	1,009,005	30,946,183
NAVTEQ Corp. * Þ	11,535	494,044
Oracle Corp. *	481,804	9,337,362

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

Red Hat, Inc. * Þ	23,419	575,171
Salesforce.com, Inc. * Þ	10,237	483,698
Symantec Corp. *	49,239	984,288
Synopsys, Inc. *	1,569	41,610

		55,340,012

MATERIALS 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	3,180	248,008
Airgas, Inc.	7,683	327,603
Cabot Corp.	3,168	153,046
Celanese Corp., Ser. A	4,954	180,276
E.I. DuPont de Nemours & Co.	89,460	4,680,547
Ecolab, Inc.	21,863	943,389
Huntsman Corp.	7,751	155,020
International Flavors & Fragrances, Inc.	7,477	383,794
Monsanto Co.	65,603	4,041,145
Nalco Holding Co. *	12,871	340,181
PPG Industries, Inc.	2,550	194,285
Praxair, Inc.	39,171	2,667,153
Rohm & Haas Co.	2,904	153,941
Scotts Miracle-Gro Co., Class A Þ	4,028	185,449
Sigma-Aldrich Corp.	6,980	302,094
Valhi, Inc. Þ	884	13,587

		14,969,518

Construction Materials 0.3%
Eagle Materials, Inc. Þ	6,100	306,037
Florida Rock Industries, Inc.	5,812	395,565
Martin Marietta Materials, Inc. Þ	5,167	803,159
Vulcan Materials Co. Þ	11,447	1,370,091

		2,874,852

Containers & Packaging 0.3%
Ball Corp.	12,692	702,629
Crown Holdings, Inc. *	20,336	506,977
Owens-Illinois, Inc. *	18,591	632,094
Packaging Corporation of America	9,841	254,488
Pactiv Corp. *	16,132	548,004
Sealed Air Corp.	8,149	263,213

		2,907,405

Metals & Mining 0.8%
Alcoa, Inc.	41,876	1,728,641
Allegheny Technologies, Inc.	12,155	1,404,997
Carpenter Technology Corp.	2,883	382,199
Freeport-McMoRan Copper & Gold, Inc. Þ	14,432	1,135,798
Newmont Mining Corp.	48,009	1,953,006
Southern Copper Corp. Þ	1,642	145,613
Titanium Metals Corp. * Þ	10,032	347,107

		7,097,361

Paper & Forest Products 0.0%
Domtar Corp. *	26,325	286,942

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.2%
Citizens Communications Co.	17,259	273,555
Level 3 Communications, Inc. * Þ	167,807	976,637
NeuStar, Inc., Class A * Þ	7,563	219,781

		1,469,973

Wireless Telecommunication Services 0.8%
American Tower Corp., Class A *	50,866	2,196,394
Crown Castle International Corp. *	22,557	830,549
Leap Wireless International, Inc. *	2,276	194,507
NII Holdings, Inc. *	17,711	1,442,915
SBA Communcations Corp. * Þ	12,489	401,271
Sprint Nextel Corp.	83,632	1,910,991
Telephone & Data Systems, Inc.	7,110	440,109
U.S. Cellular Corp. * Þ	1,116	88,577

		7,505,313

UTILITIES 1.5%
Electric Utilities 0.7%
Allegheny Energy, Inc. *	19,802	1,057,229
DPL, Inc. Þ	2,463	75,146
Exelon Corp.	68,541	5,346,198
NRG Energy, Inc. * Þ	4,583	402,800

		6,881,373

Gas Utilities 0.2%
Equitable Resources, Inc.	12,688	660,029
Questar Corp.	9,189	992,504

		1,652,533

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	79,808	1,893,844
Constellation Energy Group, Inc.	2,755	252,826
TXU Corp.	55,370	3,734,707

		5,881,377

Water Utilities 0.0%
Aqua America, Inc. Þ	9,436	215,707

Total Common Stocks (cost $651,033,941)		930,324,768

EXCHANGE TRADED FUND 1.6%
iShares Russell 1000 Growth Index Fund Þ (cost $14,090,005)	252,735	15,255,085

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 5.5%
MUTUAL FUND SHARES 5.5%
Navigator Prime Portfolio, 5.25% § (cost $51,961,992)	51,961,992	51,961,992

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.2%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.88%, 12/07/2007 † ƒ	$ 100,000	99,031

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Growth Fund
May 31, 2007

	Shares	Value

MUTUAL FUND SHARES 0.2%
Evergreen Institutional Money Market Fund, Class I, 5.20% q ø	1,829,423	1,829,423

Total Short-Term Investments (cost $1,928,454)		1,928,454

Total Investments (cost $719,014,392) 105.8%		999,470,299
Other Assets and Liabilities (5.8%)		(54,353,970)

Net Assets 100.0%		$ 945,116,329

Þ	All or a portion of this security is on loan.
*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $1,012,739 at May 31, 2007. The Fund earned $30,261 of income from Wachovia Corporation during the year ended May 31, 2007, which is included in income from affilates.
§	Rate shown is the 1-day annualized yield at period end.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of
May 31, 2007:

Information Technology	26.0%
Health Care	16.8%
Industrials	14.5%
Consumer Discretionary	13.5%
Consumer Staples	9.5%
Financials	8.5%
Energy	4.2%
Materials	3.0%
Utilities	1.5%
Telecommunication Services	0.9%
Other	1.6%

100.0%

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

Assets
Investments in securities, at value (cost $716,172,230) including $76,159,048 of securities loaned	$ 996,624,434
Investments in affiliates, at value (cost $2,842,162)	2,845,865

Total investments	999,470,299
Receivable for securities sold	3,495,361
Dividends receivable	1,165,043
Receivable for securities lending income	9,337
Receivable from investment advisor	2,780

Total assets	1,004,142,820

Liabilities
Payable for securities purchased	7,019,230
Payable for securities on loan	51,961,992
Payable for daily variation margin on open futures contracts	800
Due to related parties	2,859
Accrued expenses and other liabilities	41,610

Total liabilities	59,026,491

Net assets	$ 945,116,329

Net assets represented by
Paid-in capital	$ 645,407,811
Undistributed net investment income	9,925,314
Accumulated net realized gains on investments	9,263,626
Net unrealized gains on investments	280,519,578

Total net assets	$ 945,116,329

Shares outstanding (unlimited number of shares authorized)
Class I	61,524,359

Net asset value per share
Class I	$ 15.36

See Combined Notes to Financial Statements

Market Index Growth Fund
STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment income
Dividends	$ 10,052,214
Securities lending	73,879
Income from affiliates	69,560
Interest	4,491

Total investment income	10,200,144

Expenses
Advisory fee	2,592,388
Administrative services fee	806,670
Transfer agent fees	26
Trustees' fees and expenses	10,935
Printing and postage expenses	11,654
Custodian and accounting fees	207,883
Registration and filing fees	2,363
Professional fees	36,590
Other	23,453

Total expenses	3,691,962
Less: Expense reductions	(15,465)
Fee waivers and expense reimbursements	(3,478,017)

Net expenses	198,480

Net investment income	10,001,664

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	9,406,960
Futures contracts	31,651

Net realized gains on investments	9,438,611
Net change in unrealized gains or losses on investments	133,905,152

Net realized and unrealized gains or losses on investments	143,343,763

Net increase in net assets resulting from operations	$ 153,345,427

See Combined Notes to Financial Statements

Market Index Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2007		2006

Operations
Net investment income		$ 10,001,664		$ 9,736,072
Net realized gains on investments		9,438,611		34,698,939
Net change in unrealized gains or
losses on investments		133,905,152		13,769,756

Net increase in net assets resulting from
operations		153,345,427		58,204,767

Distributions to shareholders from
Net investment income		(9,699,900)		(9,932,115)
Net realized gains		(34,929,033)		(13,321,850)

Total distributions to shareholders		(44,628,933)		(23,253,965)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	5,401,755	80,000,000	0	0
Net asset value of shares issued in
reinvestment of distributions	3,132,001	44,628,933	1,681,413	23,253,965
Payment for shares redeemed	(709,220)	(10,000,000)	(13,768,503)	(191,000,000)

Net increase (decrease) in net assets
resulting from capital share
transactions		114,628,933		(167,746,035)

Total increase (decrease) in net assets		223,345,427		(132,795,233)
Net assets
Beginning of period		721,770,902		854,566,135

End of period		$ 945,116,329		$ 721,770,902

Undistributed net investment income		$ 9,925,314		$ 9,681,680

See Combined Notes to Financial Statements

Market Index Value Fund
FUND AT A GLANCE
as of May 31, 2007

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/2002

Class I
Class inception date	10/15/2002
Average annual return
1-year	25.57%
Since portfolio inception	18.42%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $100,000,000 investment in the Evergreen Market Index Value Fund Class I shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Market Index Value Fund

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 25.57% for the twelve-month period ended May 31, 2007. During the same period, the Russell 1000 Value returned 25.58%.

The fund seeks investment results that achieve price and yield performance similar to the Russell 1000 Value Index.

The fund performed in line with its benchmark during the twelve-month period ended May 31, 2007, consistent with the fund’s objective to reflect the performance of the index before fees and expenses. The portfolio manager employs an investment process designed to control trading and implementation costs and reduce tracking error as much as possible in pursuit of the fund’s objective of replicating the benchmark’s results. The portfolio manager periodically rebalances the portfolio to reflect the changing constituents of the index. During the twelve-month period, large cap stocks performed well above historical averages, with value stocks outdistancing growth stocks. Within the universe of stocks represented by the Russell 1000 Value, performance was solid throughout all sectors, each of which generated double-digit, positive returns. Continued economic growth and rising corporate profits, especially for multinationals benefiting from a weaker dollar, provided the underlying support for outstanding one-year returns in the stock market. Very early during the twelve-month period, the Federal Reserve Board halted its multi-year campaign of short-term interest rate increases. Long-term interest rates remained low throughout the fiscal year, facilitating an environment of share buybacks, dividend payouts, mergers and private equity takeovers. Although the housing market experienced some weakness, the effects of this softening on the overall economy appeared to be less than had been originally feared.

The best-performing sector in the index was telecommunications, returning an impressive 52%, led by diversified telecommunication services. Strong sector performance was also seen in utilities, returning about 37%, led by electric utilities, which comprise more than one-half of the utility sector’s weighting. The materials sector, comprised largely of chemicals and metals and mining companies, also generated robust returns, averaging 34%. In contrast, the worst-performing sector was financials, returning over 17% and comprising more than one-third of the index’s market value. Financial stocks were particularly vulnerable to worries about weakness in the residential housing market, especially among subprime mortgage borrowers. Banks, consumer finance and thrifts and mortgage finance companies detracted from overall sector returns. Returns within the information technology sector of over 22% were held back by weakness in communications equipment and semiconductors and semiconductor equipment stocks. The consumer staples sector also lagged the overall index, but still generated an aggregate 23% total return. Its results were held back by weakness from beverage companies and food products companies.

Leading the performance of the fund as well as of the index were telecommunications stocks such as wireless provider Leap Wireless International, Inc., which returned nearly 80% over the period, and AT&T, Inc., which generated a total return of more than 65%. Among utilities stocks, outperformers included electric provider Reliant Energy, Inc., whose stock returned approximately 120%, and Constellation Energy Group, Inc., a provider of energy products and services. Notable among the detractors from performance in the financial sector was mortgage lender, New Century Financial Corp., which filed for bankruptcy after its liquidity sources evaporated. Its stock plummeted more than 98% and the fund no longer holds shares of this company. Also hurting the financial sector was Nelnet, Inc., a provider of education planning and financing services, which experienced a stock loss of almost 37%. Weakness in the information technology sector arose from many companies. The most noteworthy detractor among consumer staples stocks was Archer Daniels Midland Co., which lost almost 15% over the period.

The fund is only offered to certain pension plans having at least $100 million. Class I shares are sold without a front-end or deferred sales charge. The minimum initial investment for the fund is $100 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

The fund's investment objective may be changed without a vote of the fund's shareholders.

“Russell 1000 Value Index” is a trademark and service mark of Frank Russell Company (FRC) and has been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by FRC and FRC makes no representation regarding the advisability of investing in the product.

All data is as of May 31, 2007, and subject to change.

Market Index Value Fund

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2006	5/31/2007	Period*
Actual
Class I	$1,000.00	$1,112.30	$0.16
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.78	$0.15

*Expenses are equal to the Fund's annualized expense ratio (0.03% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

Market Index Value Fund

FINANCIAL HIGHLIGHTS - CLASS I

(For a share outstanding throughout each period)

	Year Ended May 31,

	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$15.75	$14.83	$13.23	$11.14	$10.00

Income from investment operations
Net investment income (loss)	0.39[2]	0.64	0.35	0.28	0.15
Net realized and unrealized gains or losses on
investments	3.26	1.18	1.69	1.91	1.03

Total from investment operations	3.65	1.82	2.04	2.19	1.18

Distributions to shareholders from
Net investment income	(0.38)	(0.34)	(0.28)	(0 .10)	(0 .04)
Net realized gains	(3.35)	(0.56)	(0.16)	0	0

Total distributions to shareholders	(3.73)	(0.90)	(0.44)	(0.10)	(0.04)

Net asset value, end of period	$15.67	$15.75	$14.83	$13.23	$11.14

Total return	25.57%	12.53%	15.51%	19.73%	11.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$839,657	$505,681	$818,284	$708,489	$544,427
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	0.03%	0.03%	0.03%	0.02%	0.02%[3]
Expenses excluding waivers/reimbursements
and expense reductions	0.46%	0.46%	0.45%	0.46%	0.47%[3]
Net investment income (loss)	2.56%	2.63%	2.54%	2.41%	2.67%[3]
Portfolio turnover rate	17%	27%	16%	10%	5%

1 For the period from October 15, 2002 (commencement of class operations), to May 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS

Market Index Value Fund
May 31, 2007

	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 8.2%
Auto Components 0.3%
Autoliv, Inc.	9,009	$ 537,837
BorgWarner, Inc.	5,751	484,004
Gentex Corp. Þ	1,478	26,234
Johnson Controls, Inc.	9,148	1,003,536
TRW Automotive Holdings Corp.	4,734	192,106

		2,243,717

Automobiles 0.4%
Ford Motor Co. Þ	196,021	1,634,815
General Motors Corp. Þ	51,295	1,538,337

		3,173,152

Distributors 0.1%
Genuine Parts Co.	18,756	962,558

Diversified Consumer Services 0.1%
Laureate Education, Inc. *	744	44,573
Service Corporation International	32,124	449,093
ServiceMaster Co.	22,041	341,195

		834,861

Hotels, Restaurants & Leisure 1.0%
Harrah's Entertainment, Inc.	5,258	449,296
International Speedway Corp., Class A	3,828	200,587
McDonald's Corp.	133,325	6,739,579
OSI Restaurant Partners, Inc.	3,348	136,264
Starwood Hotels & Resorts Worldwide, Inc.	3,940	283,956
Wendy's International, Inc. Þ	5,611	225,169
Wyndham Worldwide Corp. *	17,601	654,757

		8,689,608

Household Durables 0.7%
Beazer Homes USA, Inc. Þ	2,175	77,800
Black & Decker Corp.	598	56,469
Centex Corp. Þ	7,185	347,467
D.R. Horton, Inc. Þ	15,690	366,675
Fortune Brands, Inc.	10,464	845,282
Jarden Corp. * Þ	2,853	121,595
KB Home Þ	4,232	194,206
Leggett & Platt, Inc.	8,891	217,563
Lennar Corp., Class A	8,844	403,729
M.D.C. Holdings, Inc. Þ	2,091	113,625
Mohawk Industries, Inc. * Þ	5,096	520,098
Newell Rubbermaid, Inc.	11,575	367,622
Pulte Homes, Inc.	11,645	317,792
Ryland Group, Inc. Þ	2,947	136,151
Snap-On, Inc.	5,516	298,250
Standard Pacific Corp. Þ	4,464	95,172
Stanley Works Þ	2,648	167,433
Toll Brothers, Inc. * Þ	11,329	332,280

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Whirlpool Corp. Þ	7,920	884,268

		5,863,477

Internet & Catalog Retail 0.2%
Expedia, Inc. *	19,598	470,940
IAC/InterActiveCorp. Þ	11,675	403,955
Liberty Interactive Group, Ser. A *	16,722	405,174

		1,280,069

Leisure Equipment & Products 0.3%
Brunswick Corp.	8,343	287,250
Eastman Kodak Co. Þ	31,200	791,232
Hasbro, Inc.	17,252	554,652
Mattel, Inc.	42,304	1,184,935

		2,818,069

Media 3.9%
Cablevision Systems Corp., Class A *	11,692	423,134
CBS Corp., Class B Þ	69,305	2,305,084
Clear Channel Communications, Inc.	54,664	2,099,098
Comcast Corp., Class A *	157,110	4,306,385
CTC Media, Inc. *	1,042	26,644
Discovery Holding Co., Class A *	21,853	510,923
DreamWorks Animation SKG, Inc., Class A *	1,630	48,704
Gannett Co., Inc.	25,831	1,519,379
Hearst-Argyle Television, Inc. Þ	2,890	75,140
Idearc, Inc. * Þ	15,843	558,466
Liberty Global, Inc., Class A * Þ	27,786	1,066,982
Liberty Media Holding Corp., Ser. A	14,014	1,582,181
McClatchy Co., Class A Þ	5,492	151,964
New York Times Co., Class A Þ	14,364	360,680
News Corp., Class A	80,529	1,778,886
R.H. Donnelley Corp. Þ	5,646	440,049
Time Warner, Inc.	379,993	8,120,450
Tribune Co.	30,840	993,048
Virgin Media, Inc. Þ	31,584	818,657
Walt Disney Co.	144,016	5,103,927
Warner Music Group Corp. Þ	4,629	77,814
Washington Post Co., Class B	485	372,965

		32,740,560

Multi-line Retail 0.6%
Dillard's, Inc., Class A	6,795	246,659
Dollar General Corp.	2,297	49,707
Dollar Tree Stores, Inc. *	9,541	403,680
Family Dollar Stores, Inc.	7,845	263,984
Macy's, Inc.	45,830	1,829,992
Saks, Inc. Þ	14,786	296,311
Sears Holdings Corp. *	9,264	1,667,705

		4,758,038

Specialty Retail 0.4%
AnnTaylor Stores Corp. *	591	23,102
AutoNation, Inc. * Þ	17,090	378,031
Barnes & Noble, Inc.	4,350	186,049
Circuit City Stores, Inc.	1,698	27,287

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Foot Locker, Inc.	14,985	328,771
Gap, Inc.	25,461	471,538
Home Depot, Inc.	16,259	631,987
OfficeMax, Inc.	8,148	365,845
RadioShack Corp. Þ	3,469	118,432
Sally Beauty Holdings, Inc.	6,661	61,081
Sherwin-Williams Co.	4,795	324,334
Tiffany & Co.	5,822	306,063
United Auto Group, Inc.	5,280	117,374

		3,339,894

Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc. *	4,892	127,681
Jones Apparel Group, Inc.	12,226	364,090
Liz Claiborne, Inc. Þ	11,352	393,801
VF Corp.	9,538	894,474

		1,780,046

CONSUMER STAPLES 7.7%
Beverages 0.9%
Anheuser-Busch Companies, Inc.	30,219	1,611,881
Coca-Cola Co.	74,812	3,964,288
Coca-Cola Enterprises, Inc.	33,172	774,566
Constellation Brands, Inc., Class A *	18,635	452,831
Molson Coors Brewing Co., Class B	5,738	525,429
Pepsi Bottling Group, Inc.	7,235	253,153
PepsiAmericas, Inc.	6,778	166,874

		7,749,022

Food & Staples Retailing 0.8%
BJ's Wholesale Club, Inc. *	7,337	277,485
Costco Wholesale Corp.	15,622	882,174
CVS Caremark Corp.	14,716	567,155
Kroger Co.	68,696	2,082,863
Rite Aid Corp. Þ	57,445	363,053
Safeway, Inc.	48,890	1,685,727
SUPERVALU, Inc.	22,228	1,058,942

		6,917,399

Food Products 2.1%
Archer Daniels Midland Co.	71,085	2,490,818
Campbell Soup Co.	10,431	414,111
ConAgra Foods, Inc.	56,413	1,438,531
Corn Products International, Inc.	8,054	330,456
Dean Foods Co.	14,006	458,837
Del Monte Foods Co.	21,691	261,377
General Mills, Inc.	34,293	2,100,103
H.J. Heinz Co.	15,720	747,958
Hershey Co.	2,319	122,234
Hormel Foods Corp.	8,013	300,087
J.M. Smucker Co.	6,322	364,779
Kellogg Co.	7,002	377,968
Kraft Foods, Inc., Class A	180,412	6,105,142
McCormick & Co., Inc.	3,036	113,212
Sara Lee Corp.	39,136	700,534
Smithfield Foods, Inc.	11,751	377,677

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Tyson Foods, Inc., Class A	24,126	537,769

		17,241,593

Household Products 2.5%
Clorox Co.	16,387	1,100,223
Colgate-Palmolive Co.	5,814	389,305
Energizer Holdings, Inc. * Þ	1,234	122,240
Kimberly-Clark Corp.	20,974	1,488,315
Procter & Gamble Co.	282,650	17,962,408

		21,062,491

Personal Products 0.0%
Alberto-Culver Co.	6,995	173,756
Bare Escentuals, Inc. Þ	619	25,967

		199,723

Tobacco 1.4%
Altria Group, Inc.	123,839	8,804,953
Carolina Group	10,133	787,840
Reynolds American, Inc. Þ	18,650	1,212,996
UST, Inc.	7,784	415,588

		11,221,377

ENERGY 14.3%
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc. *	1,254	118,440
Pride International, Inc. *	3,289	118,437
Rowan Companies, Inc.	826	32,611
SEACOR Holdings, Inc.	2,456	227,155
Tidewater, Inc. Þ	2,751	181,566

		678,209

Oil, Gas & Consumable Fuels 14.2%
Anadarko Petroleum Corp.	49,804	2,472,769
Apache Corp.	35,881	2,897,391
Cabot Oil & Gas Corp.	10,611	413,829
Chesapeake Energy Corp. Þ	45,074	1,571,280
Chevron Corp.	240,759	19,619,451
Cimarex Energy Co. Þ	8,972	377,093
ConocoPhillips	179,292	13,882,579
Devon Energy Corp.	47,791	3,669,393
El Paso Corp.	4,913	83,717
EOG Resources, Inc.	14,466	1,112,435
Exxon Mobil Corp.	586,810	48,804,988
Forest Oil Corp. * Þ	5,962	241,998
Frontier Oil Corp.	5,683	228,798
Hess Corp.	29,529	1,748,707
Marathon Oil Corp.	37,397	4,630,122
Murphy Oil Corp.	20,272	1,196,048
Newfield Exploration Co. * Þ	13,970	671,119
Noble Energy, Inc.	19,242	1,217,826
Occidental Petroleum Corp.	93,037	5,114,244
Overseas Shipholding Group, Inc.	3,242	257,901
Pioneer Natural Resources Co.	13,319	687,527
Pogo Producing Co. Þ	6,296	340,425
Spectra Energy Corp.	67,132	1,787,725

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Sunoco, Inc.	6,660	530,869
Tesoro Corp.	14,895	921,703
Valero Energy Corp.	59,631	4,449,665
Williams Cos.	15,515	492,756

		119,422,358

FINANCIALS 33.2%
Capital Markets 3.9%
A.G. Edwards, Inc.	8,315	733,050
Allied Capital Corp. Þ	16,147	511,860
American Capital Strategies, Ltd.	17,548	849,850
Ameriprise Financial, Inc.	23,333	1,466,479
Bank of New York Co.	77,797	3,155,446
Bear Stearns Cos.	13,100	1,964,476
E*TRADE Financial Corp. *	3,520	84,304
Goldman Sachs Group, Inc.	9,559	2,206,408
Janus Capital Group, Inc. Þ	10,080	279,014
Jefferies Group, Inc.	13,624	417,439
Legg Mason, Inc.	6,081	614,364
Lehman Brothers Holdings, Inc.	50,655	3,717,064
Mellon Financial Corp.	4,672	202,438
Merrill Lynch & Co., Inc.	77,233	7,161,816
Morgan Stanley	103,660	8,815,247
Northern Trust Corp.	1,303	84,799
Raymond James Financial, Inc.	9,842	327,837
State Street Corp.	2,274	155,246

		32,747,137

Commercial Banks 6.9%
Associated Banc-Corp.	14,364	474,156
BancorpSouth, Inc. Þ	8,614	215,695
Bank of Hawaii Corp.	1,939	103,756
BB&T Corp.	60,059	2,529,084
BOK Financial Corp. Þ	2,369	128,589
City National Corp.	4,530	350,803
Colonial Bancgroup, Inc.	16,792	423,830
Comerica, Inc.	17,643	1,108,510
Commerce Bancshares, Inc. Þ	7,617	359,522
Compass Bancshares, Inc.	14,026	981,820
Cullen/Frost Bankers, Inc.	3,759	199,866
East West Bancorp, Inc. Þ	514	20,838
Fifth Third Bancorp Þ	51,863	2,196,917
First Citizens Bancshares, Inc., Class A	654	126,706
First Horizon National Corp. Þ	13,385	539,282
Fulton Financial Corp. Þ	18,854	287,524
Huntington Bancshares, Inc.	26,642	598,379
KeyCorp Þ	43,903	1,563,386
M&T Bank Corp.	8,259	912,041
Marshall & Ilsley Corp. Þ	27,496	1,319,533
National City Corp. Þ	58,493	2,023,273
PNC Financial Services Group, Inc.	37,750	2,785,950
Popular, Inc. Þ	30,235	520,344
Regions Financial Corp.	79,517	2,836,371
Sky Financial Group, Inc.	11,641	320,127
South Financial Group, Inc.	8,145	193,851

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

SunTrust Banks, Inc.	39,497	3,526,687
Synovus Financial Corp.	16,353	540,630
TCF Financial Corp. Þ	8,883	250,767
U.S. Bancorp	193,482	6,690,608
UnionBanCal Corp.	5,813	356,802
Valley National Bancorp Þ	13,333	326,533
Wachovia Corp. °	188,135	10,195,036
Wells Fargo & Co.	309,854	11,182,631
Whitney Holding Corp.	7,135	221,470
Wilmington Trust Corp. Þ	7,409	316,438
Zions Bancorp	11,526	927,382

		57,655,137

Consumer Finance 0.4%
AmeriCredit Corp. * Þ	9,548	253,500
Capital One Financial Corp.	38,599	3,079,428
Nelnet, Inc., Class A * Þ	254	6,469
Student Loan Corp. Þ	434	89,079

		3,428,476

Diversified Financial Services 9.2%
Bank of America Corp.	495,685	25,136,186
CIT Group, Inc.	21,653	1,297,664
Citigroup, Inc.	539,973	29,423,129
JPMorgan Chase & Co.	377,404	19,560,849
Leucadia National Corp. Þ	17,729	635,408
Nymex Holdings, Inc. Þ	426	54,251
NYSE Euronext	14,226	1,181,896

		77,289,383

Insurance 7.4%
Alleghany Corp. Þ	538	201,025
Allstate Corp.	69,013	4,244,299
Ambac Financial Group, Inc.	10,507	941,532
American International Group, Inc.	207,909	15,040,137
American National Insurance Co.	1,540	221,668
AON Corp.	32,409	1,390,994
Arthur J. Gallagher & Co. Þ	7,321	215,237
Assurant, Inc.	13,289	790,031
Chubb Corp.	45,067	2,472,826
Cincinnati Financial Corp.	16,920	768,506
CNA Financial Corp. * Þ	2,339	118,868
Conseco, Inc.	16,457	324,367
Erie Indemnity Co., Class A Þ	5,365	298,723
Fidelity National Title Group, Inc., Class A Þ	23,278	652,715
First American Corp.	9,311	498,604
Genworth Financial, Inc., Class A	49,532	1,788,105
Hartford Financial Services Group, Inc.	34,782	3,588,459
HCC Insurance Holdings, Inc.	5,532	182,058
Lincoln National Corp.	30,541	2,214,223
Loews Corp.	48,150	2,457,095
Markel Corp. *	859	423,487
Marsh & McLennan Cos.	59,678	1,959,229
MBIA, Inc. Þ	14,634	973,893
Mercury General Corp.	2,878	161,427
MetLife, Inc.	50,266	3,418,088

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Nationwide Financial Services, Inc., Class A Þ	5,313	328,928
Old Republic International Corp.	24,966	540,764
Philadelphia Consolidated Holding Co. *	1,047	43,136
Principal Financial Group, Inc.	28,069	1,706,595
Progressive Corp.	58,377	1,345,590
Protective Life Corp.	7,591	379,778
Prudential Financial, Inc.	43,112	4,398,286
Reinsurance Group of America, Inc.	3,156	197,629
SAFECO Corp.	11,438	717,735
StanCorp Financial Group, Inc.	5,941	302,159
The Hanover Insurance Group, Inc.	3,519	171,692
Torchmark Corp.	10,901	764,269
TransAtlantic Holdings, Inc.	1,860	133,288
Travelers Companies, Inc.	75,627	4,096,715
Unitrin, Inc.	5,155	252,492
Universal American Financial Corp.	9,265	330,297
UnumProvident Corp.	37,204	987,394
W.R. Berkley Corp.	8,064	265,628
Wesco Financial Corp.	154	66,374

		62,374,345

Real Estate Investment Trusts 3.0%
AMB Property Corp.	10,748	621,772
Annaly Mortgage Management, Inc.	27,736	428,244
Apartment Investment & Management Co., Class A	10,557	579,263
Archstone-Smith Trust	23,216	1,432,427
AvalonBay Communities, Inc.	8,545	1,114,183
Boston Properties, Inc.	12,399	1,434,316
Brandywine Realty Trust	9,872	314,028
BRE Properties, Inc. Þ	5,574	352,388
Camden Property Trust	6,121	456,933
CapitalSource, Inc.	3,788	99,624
CBL & Associates Properties, Inc.	6,987	286,746
Colonial Properties Trust	4,969	245,220
Developers Diversified Realty Corp.	7,557	465,889
Douglas Emmett, Inc.	6,014	158,589
Duke Realty Corp.	14,651	587,798
Equity Residential	31,635	1,602,945
Essex Property Trust, Inc.	1,443	183,593
Federal Realty Investment Trust	2,930	259,657
General Growth Properties, Inc.	9,018	532,423
Health Care Property Investors, Inc.	21,543	703,810
Health Care REIT, Inc. Þ	8,637	378,042
Hospitality Properties Trust	10,111	449,333
Host Hotels & Resorts, Inc.	56,214	1,434,581
HRPT Properties Trust	22,795	261,687
iStar Financial, Inc.	13,715	658,731
Kimco Realty Corp.	24,044	1,112,997
Liberty Property Trust	9,689	454,608
Mack-Cali Realty Corp.	7,364	355,608
Plum Creek Timber Co., Inc.	20,023	836,961
ProLogis	26,609	1,720,538
Public Storage, Inc.	4,950	443,025
Rayonier, Inc.	7,555	339,673
Regency Centers Corp.	7,449	585,268

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Simon Property Group, Inc.	10,676	1,152,794
SL Green Realty Corp.	1,022	143,162
Taubman Centers, Inc.	2,649	145,748
Thornburg Mortgage, Inc.	13,125	363,956
Ventas, Inc.	5,822	246,620
Vornado Realty Trust	14,208	1,719,310
Weingarten Realty Investors Þ	6,568	306,463

		24,968,953

Thrifts & Mortgage Finance 2.4%
Astoria Financial Corp.	9,917	264,387
Capitol Federal Financial Þ	2,389	91,953
Countrywide Financial Corp.	65,999	2,570,001
Fannie Mae	105,381	6,735,953
Freddie Mac	37,205	2,484,922
Hudson City Bancorp, Inc.	29,685	391,545
IndyMac Bancorp, Inc. Þ	6,028	202,420
MGIC Investment Corp. Þ	9,017	586,105
New York Community Bancorp, Inc. Þ	33,304	582,154
PMI Group, Inc.	9,422	465,824
Radian Group, Inc. Þ	8,951	554,067
Sovereign Bancorp, Inc.	42,615	990,372
Washington Federal, Inc.	9,474	237,608
Washington Mutual, Inc. Þ	95,794	4,188,114
Webster Financial Corp.	5,731	257,838

		20,603,263

HEALTH CARE 7.0%
Biotechnology 0.2%
Biogen Idec, Inc. *	18,862	984,974
Millennium Pharmaceuticals, Inc. *	15,797	171,713

		1,156,687

Health Care Equipment & Supplies 0.1%
Bausch & Lomb, Inc. Þ	4,875	331,013
Beckman Coulter, Inc.	555	36,297
Cooper Cos. Þ	2,408	132,777
Hillenbrand Industries, Inc.	3,852	255,002

		755,089

Health Care Providers & Services 1.2%
Aetna, Inc.	28,463	1,506,547
AmerisourceBergen Corp.	16,817	861,367
CIGNA Corp.	10,546	1,767,826
Community Health Systems, Inc. * Þ	4,164	158,732
Health Management Associates, Inc., Class A Þ	19,431	213,741
Health Net, Inc. *	990	56,509
Lifepoint Hospitals, Inc. *	4,046	164,227
McKesson Corp.	9,976	629,785
Medco Health Solutions, Inc. *	11,715	910,958
Omnicare, Inc. Þ	6,790	254,082
Tenet Healthcare Corp. * Þ	16,308	113,341
Triad Hospitals, Inc. * Þ	7,940	424,869
Universal Health Services, Inc., Class B	3,824	236,285

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

WellPoint, Inc. *	37,388	3,043,757

		10,342,026

Health Care Technology 0.0%
IMS Health, Inc.	6,182	202,151

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	3,919	111,261
Charles River Laboratories International, Inc. *	5,194	276,165
Invitrogen Corp. *	3,334	241,515
PerkinElmer, Inc.	6,270	166,218
Thermo Fisher Scientific, Inc. *	23,449	1,280,315

		2,075,474

Pharmaceuticals 5.2%
Abbott Laboratories	32,990	1,858,986
Bristol-Myers Squibb Co.	115,760	3,508,686
Eli Lilly & Co.	26,058	1,527,520
Johnson & Johnson	36,665	2,319,794
King Pharmaceuticals, Inc. *	26,308	558,782
Merck & Co., Inc.	164,758	8,641,557
Pfizer, Inc.	795,896	21,879,181
Watson Pharmaceuticals, Inc. *	11,080	341,929
Wyeth	56,870	3,289,361

		43,925,796

INDUSTRIALS 6.9%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc. * Þ	2,314	233,714
Armor Holdings, Inc. Þ	3,255	279,702
DRS Technologies, Inc.	3,025	155,334
General Dynamics Corp.	43,848	3,518,363
Goodrich Corp.	929	55,266
Honeywell International, Inc.	46,327	2,682,797
L-3 Communications Holdings, Inc.	12,294	1,171,126
Northrop Grumman Corp.	34,614	2,617,165
Raytheon Co.	25,153	1,398,507
Spirit AeroSystems Holdings, Inc., Class A	1,627	56,799
United Technologies Corp.	9,333	658,443

		12,827,216

Airlines 0.1%
AMR Corp. * Þ	6,163	174,721
Southwest Airlines Co.	36,613	523,932
UAL Corp. Þ	12,027	472,180

		1,170,833

Building Products 0.1%
Lennox International, Inc.	6,187	211,905
Masco Corp.	16,998	513,509
USG Corp. * Þ	4,974	255,465

		980,879

Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc. *	25,590	344,441
Brink's Co.	1,176	77,534

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Corrections Corporation of America *	2,221	143,921
Equifax, Inc. Þ	1,459	61,322
Manpower, Inc.	1,361	125,212
Pitney Bowes, Inc.	9,958	475,494
R.R. Donnelley & Sons Co.	23,473	1,005,114
Republic Services, Inc.	1,024	31,007
Steelcase, Inc.	1,870	36,315
Waste Management, Inc.	6,182	239,058

		2,539,418

Construction & Engineering 0.1%
KBR, Inc.	9,695	266,903
Quanta Services, Inc. * Þ	6,467	194,075
Shaw Group, Inc. Þ	8,719	352,771
URS Corp. *	5,245	263,718

		1,077,467

Electrical Equipment 0.1%
Emerson Electric Co.	5,528	267,832
Hubbell, Inc., Class B	4,741	267,060

		534,892

Industrial Conglomerates 2.6%
Carlisle Cos. Þ	968	42,737
General Electric Co.	580,546	21,816,919
Teleflex, Inc.	4,373	351,152
Textron, Inc.	933	100,111

		22,310,919

Machinery 1.3%
AGCO Corp. *	9,165	396,661
Crane Co.	5,756	251,480
Cummins, Inc.	2,101	197,977
Deere & Co.	25,479	3,069,455
Dover Corp.	2,325	116,366
Eaton Corp.	16,315	1,529,368
Flowserve Corp. *	5,212	361,765
ITT Corp.	6,670	448,891
Kennametal, Inc.	4,300	330,756
Paccar, Inc.	11,164	973,836
Pall Corp.	11,140	498,515
Parker Hannifin Corp.	7,488	758,984
Pentair, Inc. Þ	6,869	254,084
SPX Corp.	6,492	570,452
Terex Corp. *	5,736	486,241
Timken Co.	8,441	296,786
Trinity Industries, Inc. Þ	497	22,946

		10,564,563

Marine 0.0%
Alexander & Baldwin, Inc. Þ	4,805	257,020

Road & Rail 0.7%
Avis Budget Group, Inc.	9,354	282,959
CSX Corp.	24,598	1,117,733
Hertz Global Holdings, Inc. Þ	2,969	62,883
Kansas City Southern * Þ	5,216	214,117

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Laidlaw International, Inc.	8,918	305,887
Norfolk Southern Corp.	18,750	1,085,250
Ryder System, Inc.	6,626	357,274
Union Pacific Corp.	15,892	1,917,847
YRC Worldwide, Inc. * Þ	6,241	250,888

		5,594,838

Trading Companies & Distributors 0.1%
GATX Corp.	2,317	119,210
United Rentals, Inc.	7,023	235,621
W.W. Grainger, Inc.	2,202	193,886

		548,717

INFORMATION TECHNOLOGY 3.3%
Communications Equipment 0.4%
ADC Telecommunications, Inc. * Þ	1,437	24,070
Avaya, Inc. *	46,250	740,000
Ciena Corp. * Þ	7,030	241,270
Juniper Networks, Inc. *	28,390	693,000
Motorola, Inc.	53,802	978,658
Riverbed Technology, Inc. Þ	357	14,890
Tellabs, Inc. *	48,672	532,958

		3,224,846

Computers & Peripherals 1.3%
Diebold, Inc.	1,449	71,841
EMC Corp. *	28,946	488,898
Hewlett-Packard Co.	119,931	5,482,046
International Business Machines Corp.	15,325	1,633,645
Lexmark International, Inc., Class A * Þ	2,521	130,916
NCR Corp. *	15,617	838,164
Sun Microsystems, Inc. *	346,867	1,769,022

		10,414,532

Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc. *	11,394	467,724
Avnet, Inc. *	7,489	320,829
AVX Corp.	3,022	54,366
Ingram Micro, Inc., Class A	15,236	315,690
Sanmina-SCI Corp. *	34,726	123,972
Solectron Corp. *	52,821	179,591
Tech Data Corp. *	6,038	222,560
Tektronix, Inc.	2,452	74,222
Vishay Intertechnology, Inc. *	14,448	257,463

		2,016,417

Internet Software & Services 0.0%
VeriSign, Inc. *	1,651	49,249

IT Services 0.5%
Affiliated Computer Services, Inc., Class A *	5,964	347,999
Ceridian Corp. *	1,495	52,878
Computer Sciences Corp. *	18,652	1,033,321
Convergys Corp. *	14,383	370,218
Electronic Data Systems Corp.	24,721	712,212
Fidelity National Information Services, Inc.	18,253	984,202

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

Hewitt Associates, Inc., Class A *	10,926	327,999
Unisys Corp. *	37,258	309,987

		4,138,816

Office Electronics 0.2%
Xerox Corp. *	104,848	1,978,482

Semiconductors & Semiconductor Equipment 0.3%
Atmel Corp.	46,583	260,399
Cree, Inc. * Þ	1,373	30,893
Cypress Semiconductor Corp. * Þ	1,775	38,109
Fairchild Semiconductor International, Inc. *	6,419	118,238
Integrated Device Technology, Inc.	12,137	182,176
International Rectifier Corp. *	3,497	126,696
Intersil Corp., Class A	8,213	247,211
KLA-Tencor Corp.	4,563	250,874
LSI Logic Corp. * Þ	12,093	104,967
Micron Technology, Inc. * Þ	42,847	521,877
Novellus Systems, Inc. *	8,348	256,200
Rambus, Inc. * Þ	996	18,805
Spansion, Inc., Class A * Þ	7,938	86,365
Teradyne, Inc. *	4,930	83,909

		2,326,719

Software 0.4%
CA, Inc.	38,062	1,009,785
Cadence Design Systems, Inc. *	4,910	111,506
Compuware Corp. *	35,219	400,088
Fair Isaac Corp. Þ	1,218	46,101
McAfee, Inc. *	1,300	47,788
Novell, Inc. *	36,823	287,956
Symantec Corp. *	57,770	1,154,822
Synopsys, Inc. *	14,217	377,035

		3,435,081

MATERIALS 3.9%
Chemicals 1.8%
Air Products & Chemicals, Inc.	21,501	1,676,863
Airgas, Inc.	463	19,742
Albemarle Corp.	8,533	346,781
Ashland, Inc.	6,186	373,140
Cabot Corp.	4,051	195,704
Celanese Corp., Ser. A	3,811	138,682
Chemtura Corp. Þ	26,100	284,229
Cytec Industries, Inc.	4,480	266,336
Dow Chemical Co.	104,460	4,740,395
E.I. DuPont de Nemours & Co.	19,913	1,041,848
Eastman Chemical Co.	8,881	587,567
FMC Corp.	4,248	355,388
Huntsman Corp.	2,850	57,000
International Flavors & Fragrances, Inc.	3,167	162,562
Lubrizol Corp.	7,427	488,102
Lyondell Chemical Co.	23,559	875,688
Mosaic Co. * Þ	16,009	562,396
PPG Industries, Inc.	15,706	1,196,640
Rohm & Haas Co.	14,860	787,729

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

RPM International, Inc.	12,877	292,565
Scotts Miracle-Gro Co., Class A Þ	1,197	55,110
Sigma-Aldrich Corp.	8,290	358,791
Valspar Corp.	11,042	319,003
Westlake Chemical Corp. Þ	1,472	41,290

		15,223,551

Containers & Packaging 0.3%
Bemis Co., Inc.	11,387	382,945
Sealed Air Corp.	10,421	336,598
Smurfit-Stone Container Corp. *	27,640	357,385
Sonoco Products Co.	10,758	465,822
Temple-Inland, Inc.	12,001	756,063

		2,298,813

Metals & Mining 1.2%
Alcoa, Inc.	56,989	2,352,506
Carpenter Technology Corp.	179	23,730
Commercial Metals Co.	13,069	459,375
Freeport-McMoRan Copper & Gold, Inc., Class B Þ	28,515	2,244,131
Newmont Mining Corp.	2,455	99,869
NuCor Corp.	33,845	2,285,891
Reliance Steel & Aluminum Co. Þ	7,139	438,121
Steel Dynamics, Inc.	10,530	493,857
United States Steel Corp.	13,368	1,512,723

		9,910,203

Paper & Forest Products 0.6%
Domtar Corp. *	28,367	309,200
International Paper Co.	49,400	1,934,998
Louisiana-Pacific Corp. Þ	11,535	236,468
MeadWestvaco Corp.	19,676	688,660
Weyerhaeuser Co.	23,976	1,965,073

		5,134,399

TELECOMMUNICATION SERVICES 6.6%
Diversified Telecommunication Services 5.5%
AT&T, Inc.	682,630	28,219,924
CenturyTel, Inc.	11,896	587,900
Citizens Communications Co. Þ	21,619	342,661
Embarq Corp.	16,179	1,039,663
Level 3 Communications, Inc. * Þ	13,074	76,091
Qwest Communications International, Inc. * Þ	171,668	1,766,464
Verizon Communications, Inc.	316,867	13,793,220
Windstream Corp.	48,185	723,739

		46,549,662

Wireless Telecommunication Services 1.1%
Alltel Corp.	39,129	2,681,119
Crown Castle International Corp. *	2,171	79,936
Leap Wireless International, Inc. *	3,217	274,925
Sprint Nextel Corp.	239,910	5,481,944
Telephone & Data Systems, Inc.	5,471	338,655
U.S. Cellular Corp. * Þ	712	56,511

		8,913,090

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

UTILITIES 6.4%
Electric Utilities 3.4%
American Electric Power Co., Inc.	42,787	2,037,945
Consolidated Edison, Inc. Þ	28,135	1,373,551
DPL, Inc. Þ	10,193	310,988
Duke Energy Corp.	134,265	2,623,538
Edison International	35,389	2,062,117
Entergy Corp.	21,427	2,419,108
Exelon Corp.	11,179	871,962
FirstEnergy Corp.	33,111	2,292,275
FPL Group, Inc.	43,910	2,807,166
Great Plains Energy, Inc. Þ	9,334	290,474
Hawaiian Electric Industries, Inc. Þ	8,811	215,869
Mirant Corp.	27,805	1,290,152
Northeast Utilities	16,680	507,239
NRG Energy, Inc. * Þ	9,628	846,205
Pepco Holdings, Inc.	20,678	617,445
Pinnacle West Capital Corp.	10,775	500,283
PPL Corp.	41,329	1,899,481
Progress Energy, Inc.	27,477	1,376,323
Reliant Energy, Inc. Þ	36,851	944,123
Sierra Pacific Resources	23,996	454,964
Southern Co.	80,601	2,902,442

		28,643,650

Gas Utilities 0.4%
AGL Resources, Inc.	8,465	361,117
Atmos Energy Corp.	9,476	306,928
Energen Corp.	7,980	470,182
Equitable Resources, Inc. Þ	1,729	89,942
National Fuel Gas Co. Þ	9,121	415,553
ONEOK, Inc.	11,971	647,631
Questar Corp. Þ	1,059	114,383
Southern Union Co.	11,578	402,914
UGI Corp.	11,439	329,443

		3,138,093

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	16,969	1,557,245
Dynegy, Inc., Class A	41,004	396,919

		1,954,164

Multi-Utilities 2.4%
Alliant Energy Corp.	12,767	551,534
Ameren Corp.	22,305	1,183,726
CenterPoint Energy, Inc. Þ	33,822	640,250
CMS Energy Corp.	24,021	438,383
Dominion Resources, Inc.	37,750	3,344,273
DTE Energy Co.	19,309	1,021,060
Energy East Corp.	17,165	414,878
Integrys Energy Group, Inc. Þ	8,114	453,573
KeySpan Corp.	19,004	791,897
MDU Resources Group, Inc.	19,546	592,439
NiSource, Inc.	29,617	657,794
NSTAR	11,601	404,063

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund
May 31, 2007

OGE Energy Corp.	9,860	364,031
PG&E Corp.	37,709	1,857,545
Public Service Enterprise Group, Inc.	27,314	2,429,307
Puget Energy, Inc.	12,603	317,722
SCANA Corp. Þ	12,544	531,740
Sempra Energy	28,142	1,725,667
TECO Energy, Inc.	22,676	398,191
Vectren Corp. Þ	8,275	239,644
Wisconsin Energy Corp.	12,706	615,352
Xcel Energy, Inc. Þ	44,043	1,010,787

		19,983,856

Water Utilities 0.0%
Aqua America, Inc. Þ	5,613	128,313

Total Common Stocks (cost $573,551,070)		818,368,836

EXCHANGE TRADED FUND 2.3%
iShares Russell 1000 Value Index Fund Þ (cost $17,779,391)	215,617	19,250,286

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 8.0%
MUTUAL FUND SHARES 8.0%
Navigator Prime Portfolio, 5.25% § (cost $66,897,524)	66,897,524	66,897,524

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% ƒ ø q (cost $253,253)	253,253	253,253

Total Investments (cost $658,481,238) 107.8%		904,769,899
Other Assets and Liabilities (7.8%)		(65,112,794)

Net Assets 100.0%		$ 839,657,105

Þ	All or a portion of this security is on loan.
*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $7,529,423 at May 31, 2007. The Fund earned $357,971 of income from Wachovia Corporation during the year ended May 31,
2007, which is included in income from affiliates.
§	Rate shown is the 1-day annualized yield at period end.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

See Combined Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

Market Index Value Fund May 31, 2007

The following table shows the percent of total long-term investments (excluding collateral from securities on loan)
by sector as of May 31, 2007:

Financials	33.2%
Energy	14.3%
Consumer Discretionary	8.2%
Consumer Staples	7.7%
Health Care	7.0%
Industrials	7.0%
Telecommunication Services	6.6%
Utilities	6.4%
Materials	4.0%
Information Technology	3.3%
Other	2.3%

100.0%

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

Assets
Investments in securities, at value (cost $650,698,562) including $74,447,486 of securities loaned	$ 894,321,610
Investments in affiliates, at value (cost $7,782,676)	10,448,289

Total investments	904,769,899
Receivable for securities sold	2,165,490
Dividends receivable	1,847,426
Receivable for securities lending income	19,214
Receivable from investment advisor	2,539

Total assets	908,804,568

Liabilities
Payable for securities purchased	2,172,521
Payable for securities on loan	66,897,524
Payable for daily variation margin on open futures contracts	1,500
Due to related parties	2,728
Accrued expenses and other liabilities	73,190

Total liabilities	69,147,463

Net assets	$ 839,657,105

Net assets represented by
Paid-in capital	$ 550,297,846
Undistributed net investment income	16,380,846
Accumulated net realized gains on investments	26,590,816
Net unrealized gains on investments	246,387,597

Total net assets	$ 839,657,105

Shares outstanding (unlimited number of shares authorized)
Class I	53,586,556

Net asset value per share
Class I	$ 15.67

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment income
Dividends (net of foreign withholding taxes of $1,179)	$ 16,458,200
Income from affiliates	417,160
Securities lending	79,548
Interest	11,882

Total investment income	16,966,790

Expenses
Advisory fee	2,101,528
Administrative services fee	653,875
Transfer agent fees	219
Trustees' fees and expenses	11,957
Printing and postage expenses	9,176
Custodian and accounting fees	176,592
Registration and filing fees	1,331
Professional fees	33,899
Other	36,819

Total expenses	3,025,396
Less: Expense reductions	(19,948)
Fee waivers and expense reimbursements	(2,844,550)

Net expenses	160,898

Net investment income	16,805,892

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	26,126,670
Futures contracts	48,667

Net realized gains on investments	26,175,337
Net change in unrealized gains or losses on investments	105,995,232

Net realized and unrealized gains or losses on investments	132,170,569

Net increase in net assets resulting from operations	$ 148,976,461

See Combined Notes to Financial Statements

Market Index Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2007		2006

Operations
Net investment income	$ 16,805,892			$ 20,888,613
Net realized gains on investments		26,175,337		143,355,595
Net change in unrealized gains or
losses on investments		105,995,232		(61,847,549)

Net increase in net assets resulting
from operations		148,976,461		102,396,659

Distributions to shareholders from
Net investment income		(20,329,523)		(19,211,543)
Net realized gains		(143,965,390)		(30,832,523)

Total distributions to shareholders		(164,294,913)		(50,044,066)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	10,912,143	195,000,000	0	0
Net asset value of shares issued in
reinvestment of distributions	11,272,416	164,294,913	3,290,018	50,044,066
Payment for shares redeemed	(697,837)	(10,000,000)	(26,386,251)	(415,000,000)

Net increase (decrease) in net assets
resulting from capital share
transactions		349,294,913		(364,955,934)

Total increase (decrease) in net
assets		333,976,461		(312,603,341)
Net assets
Beginning of period		505,680,644		818,283,985

End of period	$ 839,657,105			$ 505,680,644

Undistributed net investment income	$ 16,380,846			$ 20,310,290

See Combined Notes to Financial Statements

COMBINED NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Market Index Fund (“Market Index Fund”), Evergreen Market Index Growth Fund (“Market Index Growth Fund”) and Evergreen Market Index Value Fund (“Market Index Value Fund”), (collectively, the “Funds”) are each a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended.

Each Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, each Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in each Statement of Assets and Liabilities as an asset or liability and in each Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

Each Fund may lend its securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds also continue to receive interest and dividends on the securities loaned. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

e. Federal taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to each Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts. During the year ended May 31, 2007, the following amounts were reclassified:

	Market Index	Market Index	Market Index
	Fund	Growth Fund	Value Fund

Undistributed net investment income	$(98,326)	$(58,130)	$(405,813)
Accumulated net realized gains on investments	98,326	58,130	405,813

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to each Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as the average daily net assets of each Fund increase. Prior to September 22, 2006, each Fund paid EIMC an annual fee of 0.32% of each Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2007, EIMC waived its advisory fees and reimbursed other expenses as follows:

		Other Expenses	Other Expenses
	Fees Contractually	Contractually	Voluntarily
	Waived	Reimbursed	Reimbursed

Market Index Fund	$1,512,659	$378,165	$155,183
Market Index Growth Fund	2,592,388	324,047	561,582
Market Index Value Fund	2,101,528	262,690	480,332

Each Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliates on each Fund’s Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds. ESC receives account fees that vary based on the type of account held by the shareholders in each Fund.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended May 31, 2007:

	Cost of Purchases	Proceeds from Sales

Market Index Fund	$88,682,314	$22,029,542
Market Index Growth Fund	234,067,780	142,000,042
Market Index Value Fund	321,672,705	108,352,190

At May 31, 2007, Market Index Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	May 31, 2007	Gain

June 2007	96 E-mini S&P 500 Futures	$6,879,296	$7,357,920	$478,624

June 2007	1 S&P 500 Future	351,432	383,225	31,793

At May 31, 2007, Market Index Growth Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	May 31, 2007	Gain

June 2007	11 E-mini S&P 500 Futures	$811,217	$843,095	$31,878

June 2007	1 S&P 500 Future	351,432	383,225	31,793

At May 31, 2007, Market Index Value Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	May 31, 2007	Gain

June 2007	15 E-mini S&P 500 Futures	$1,108,718	$1,149,675	$40,957

June 2007	3 S&P 500 Futures	1,091,696	1,149,675	57,979

During the year ended May 31, 2007, each Fund loaned securities to certain brokers. At May 31, 2007, the value of securities on loan and the total value of collateral (including the market value of equity securities, U.S. Treasury obligations and U.S. Government agency obligations received as non-cash collateral) were as follows:

	Value of	Value of Cash	Value of Non-Cash	Total Value of
	Securities on Loan	Collateral	Collateral	Collateral

Market Index Fund	$27,257,672	$17,562,141	$10,386,219	$27,948,360
Market Index Growth Fund	76,159,048	51,961,992	26,089,733	78,051,725
Market Index Value Fund	74,447,486	66,897,524	9,758,764	76,656,288

On May 31, 2007, composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes was as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation

Market Index Fund	$373,648,980	$208,306,388	$5,856,019	$202,450,369
Market Index Growth Fund	719,345,570	287,917,782	7,793,053	280,124,729
Market Index Value Fund	658,559,344	248,534,955	2,324,400	246,210,555

COMBINED NOTES TO FINANCIAL STATEMENTS continued

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, each Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Funds to borrow from, or lend money to, other participating funds. During the year ended May 31, 2007, the Funds did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

		Undistributed
		Long-term
	Undistributed	Capital	Unrealized
	Ordinary Income	Gain	Appreciation

Market Index Fund	$9,089,687	$7,040,313	$201,939,952
Market Index Growth Fund	9,925,314	9,722,146	280,061,058
Market Index Value Fund	17,258,470	25,989,170	246,111,619

The differences between the components of distributable earnings on a tax basis and the amounts reflected in each Statement of Assets and Liabilities are primarily due to wash sales, mark to market on futures transactions and real estate investment trusts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended		Year Ended
	May 31, 2007		May 31, 2006

		Long-term Capital		Long-term Capital
	Ordinary Income	Gain	Ordinary Income	Gain

Market Index Fund	$11,565,258	$87,788,507	$14,769,175	$7,526,531
Market Index Growth Fund	9,699,900	34,929,033	10,182,105	13,071,860
Market Index Value Fund	25,761,936	138,532,977	22,464,448	27,579,618

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Funds’ custodian, a portion of fund expenses for each Fund has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Funds may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Funds and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended May 31, 2007, the Funds had no borrowings.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

COMBINED NOTES TO FINANCIAL STATEMENTS continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109 ("FIN 48"). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Funds does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, each a series of Evergreen Equity Trust, as of May 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, as of May 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2007

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

Pursuant to Section 852 of the Internal Revenue Code, the Funds have designated aggregate capital gain distributions as follows for the fiscal year ended May 31, 2007:

Market Index Fund	$87,788,507
Market Index Growth Fund	34,929,033
Market Index Value Fund	138,532,977

For corporate shareholders, the following percentage of ordinary income dividends paid during the fiscal year ended May 31, 2007 qualified for the dividends received deduction:

Market Index Fund	97.47%
Market Index Growth Fund	99.98%
Market Index Value Fund	76.09%

With respect to dividends paid from investment company taxable income during the fiscal year ended May 31, 2007, the Funds designated the following percentage of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code:

Market Index Fund	70.87%
Market Index Growth Fund	98.40%
Market Index Value Fund	60.91%

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

574181 rv2 07/2007

Evergreen Investments℠

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

574181 rv2 07/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 3 series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2007 and May 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$62,900	$58,799
Audit -related fees	0	0

Tax fees	0	0
Non-audit fees (1)	908,367	900,575

Total fees	$971,267	$959,374

(1) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 30, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: July 30, 2007